ACCESSOR
     FUNDS INC.



REPORT



                                                                   THE VALUE OF

                                                                   TIME-HONORED

                                                                   TRADITIONS

                                                                   COMBINED WITH

                                                                   LEADING-EDGE

                                                                   INVESTMENT

                                                                   TECHNOLOGY



ANNUAL
REPORT
DECEMBER 31, 1997
(AUDITED)





PUBLISHED BY
BENNINGTON CAPITAL MANAGEMENT L.P.

                                   [LETTERHEAD]


Dear Shareholder:

   It is our pleasure to review 1997 with you, the shareholders of Accessor Funds, Inc. (the "Accessor Funds") family of Portfolios. We would also like to take this opportunity to thank you for your investment in the Portfolios, and to express our confidence that the Accessor Funds offer you the opportunity to maximize your investment returns.

   There are currently eight Portfolios of the Accessor Funds in operation. The objectives of the Portfolios differ, and together they provide a broad spectrum of equity and fixed-income investment choices. Each of the Portfolios, except the U.S. Government Money Portfolio, hires external money managers specializing in a particular asset class, and, after five calendar quarters, provides for them to be paid on a performance fee basis. The performance fee is based on the money manager's performance as compared to an unmanaged index of securities with similar risk and investment characteristics. For a complete description of the fee structure, the manager and money managers, and the indices please refer to the Prospectuses and the Statement of Additional Information of Accessor Funds.

   The first of the Portfolios commenced operations on April 9, 1992, and seven of the eight Portfolios now have over five years of investment results. The International Equity portfolio has a little over three years of investment results.

   With three domestic equity, one international equity and four fixed-income investment options, shareholders in the Accessor Funds have a wide range of risk and return alternatives to structure an investment solution that is designed to meet their needs precisely. A key feature of the Accessor Funds is that they attempt to provide benchmark risks so that shareholders can more accurately judge the risks they bear while investing in the various Portfolios of the Accessor Funds. The graphic below shows the annualized standard deviation (a measure of variability, or risk) using monthly performance data since inception of each Portfolio. The standard deviation of the Portfolios is compared, with the exception of the U.S. Government Money Portfolio, to that of the index that the performance of the money manager is measured against for the same time period.

ACCESSOR FUNDS, INC.


[GRAPH]


   We believe that there are two important conclusions that can be drawn from the chart above. The first is the relative risk ranking of the Portfolios of the Accessor Funds. The higher the standard deviation, the higher the risk in terms of loss over a quarter or a year. The second, perhaps more subtle conclusion, is that each Portfolio's risk has been very close to the risk of the benchmark index against which we compare the money manager's performance. We believe that this structure allows the Accessor Funds' shareholders to judge the risks they are assuming more accurately than can shareholders of most investment companies. The benchmark indices we use, which are referenced in the following MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE, are publicly available. In addition, large quantities of data are available about the benchmark indices' historical risks. We believe it important that investors know the risks they assume, before they invest.

   The past year has seen a sharp increase in the variability of returns. International stocks performed very poorly, with the high growth economies of South East Asia collapsing due to a slowing in growth coupled with excessive leverage against the dollar. The International Equity Portfolio, which has outperformed its index for the past year by a wide margin, has seen its risk level increase dramatically over the past year. Fixed-income investments have benefited from the turmoil in Asia, as investors around the world fled to the safety of U.S. Government bonds. Interest rates fell dramatically throughout the year, reaching lows not seen since the government started regular auctions. U.S. stocks continued to do very well, although domestic stocks gave up some

ACCESSOR FUNDS, INC.


of their gains in the fourth quarter as worries of spillover from the Asian collapse gained ground.

   During the year we became increasingly unhappy with the performance of the Money Manager of the Growth Portfolio, State Street Global Advisors. The absolute returns for the Growth Portfolio were stellar, and the Growth Portfolio was very highly rated by Morningstar and Lipper, two widely followed mutual fund rating services. Our dissatisfaction was caused by the Growth Portfolio trailing its benchmark, the S&P/Barra Growth Index over several quarters. After conducting a series of reviews with the Money Manager, we hired a third party search firm, and proceeded with a Money Manager search. Geewax Terker and Company commenced managing the Growth Portfolio as of July 21, 1997, and had one complete quarter of performance through year-end. We believe that the Money Manager will manage the Growth Portfolio so as to more closely track its benchmark index, and are confident that Geewax, Terker and Company will strive to add value to the Growth Portfolio vis a vis its benchmark index so as to earn the maximum incentive fee.

   We would like to end by saying that we are continuing to search for additional tools to improve Portfolio performance, and are also constantly evaluating the ones we currently use. We look forward to serving you, the shareholders, for many years to come.


/s/ Ravindra A. Deo


Ravindra A. Deo
Treasurer
February 28, 1998

              MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
                    FOR THE FISCAL YEAR ENDING DECEMBER 31, 1997



ACCESSOR FUNDS, INC.

     The Portfolios of Accessor Funds are designed to provide the tools investors need to meet a variety of investment needs. The advantage of Accessor Funds' approach is that investors can customize their individual portfolios to best suit their different investment objectives and risk tolerances. Each Portfolio is not designed to be a solution by itself, and therefore each Portfolio, except the U.S. Government Money Portfolio, may take more risks than a comparable portfolio otherwise might.

     All the Portfolios have been designed by Bennington Capital Management L.
P. (the "Manager"), which provides or oversees all general management, investment advisory, administration and portfolio management functions. The Manager selects, subject to the review and approval of the Board of Directors of Accessor Funds, one or more investment management organizations (individually a "Money Manager" and collectively, "the Money Managers"). Each of the Money Managers specializes in managing a particular type of asset and makes substantially all of the investment decisions for the assets of the Portfolio it manages. Each Portfolio, except the U.S. Government Money Portfolio, is designed to match certain characteristics, typically measured by the risk behavior of a recognized and publicly available index. The Money Managers attempt to structure their respective Portfolios to outperform the relevant index, while maintaining essentially the same risk as the index. This also means that derivative instruments are used, when appropriate, to ensure that the Portfolios match the risk characteristics of the underlying indices, and not to place leveraged bets on a particular market forecast or belief. For a further discussion of derivatives, please refer to the prospectuses and Statement of Additional Information of Accessor Funds.

     In the pages that follow, we compare the performance of the various Portfolios to an applicable index using data from complete calendar months since inception. The performance numbers in the tables below the graphs show performance since inception date, which includes data for partial months not shown in the graph.

-------------------------------------------------------------------------------
     The portfolio risk information quoted is historical. Future risk will fluctuate, and past risk is not necessarily indicative of future risk. For more complete information about Accessor Funds, including fees and expenses, please call 1-800-759-3504 for the prospectuses. Please read them carefully before you invest.
-------------------------------------------------------------------------------

ACCESSOR FUNDS, INC.

GROWTH PORTFOLIO (the "Growth Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------

The Growth Portfolio commenced operations on August 25, 1992. The Growth Portfolio seeks capital growth through investing primarily in equity securities with greater than average growth characteristics selected from the 500 issuers which make up the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed to have risk characteristics similar to its benchmark, the
S&P/BARRA Growth Index (the "Index").   The Money Manager of the Portfolio is
Geewax Terker & Company.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 20.56% and 21.21%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 33.24% as compared to 36.53% for the S&P/BARRA Growth Index.

Certain factors over the past year contributed to the difference in the one year performance. In July, the Money Manager of the Growth Portfolio was changed from State Street Global Advisors to Geewax Terker & Company, primarily due to
dissatisfaction with State Street's performance trailing its benchmark.   Since
Geewax Terker & Company took over in mid-year, the Portfolio has gained some ground. However the Portfolio has lagged its benchmark in overall terms. This was due in large part to the technology sector (a major component of the Portfolio) underperforming during the 4th Quarter. Also, due to scares of the "Asian flu," investment dollars seemed to flock toward pharmaceuticals, which performed well during this same period. The Portfolio was underweighted in both the pharmaceutical sector and in the perceived stability of healthcare companies.

The stock market's Bull run continued through 1997 with barely a pause. The Portfolio has participated in the favorable returns in the market and maintained characteristics consistent with the Index.


ACCESSOR GROWTH

The graph shown below measures the performance of a hypothetical $10,000 investment in the Growth Portfolio against the S&P/BARRA Growth Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

    COMPARISON OF $10,000 INVESTMENT IN THE GROWTH PORTFOLIO AND THE
                        S&P/BARRA GROWTH INDEX


                     [Graph omitted]


  DATE             10,000 IN FUND          10,000 IN INDEX

31-Aug-92              $10,000                 $10,000
30-Sep-92              $10,089                 $10,118
30-Oct-92              $10,345                 $10,270
30-Nov-92              $10,933                 $10,679
31-Dec-92              $10,892                 $10,763
29-Jan-93              $11,017                 $10,633
26-Feb-93              $10,909                 $10,547
31-Mar-93              $11,446                 $10,695
30-Apr-93              $11,087                 $10,202
28-May-93              $11,438                 $10,565
30-Jun-93              $11,378                 $10,475
31-Jul-93              $11,114                 $10,259
31-Aug-93              $11,701                 $10,634
30-Sep-93              $11,726                 $10,471
29-Oct-93              $12,179                 $10,861
30-Nov-93              $12,222                 $10,853
31-Dec-93              $12,440                 $10,929
31-Jan-94              $12,615                 $11,163
28-Feb-94              $12,413                 $10,963
31-Mar-94              $11,969                 $10,456
30-Apr-94              $12,039                 $10,504
31-May-94              $12,259                 $10,675
30-Jun-94              $12,059                 $10,447
29-Jul-94              $12,342                 $10,781
31-Aug-94              $12,996                 $11,356
30-Sep-94              $12,810                 $11,194
31-Oct-94              $12,996                 $11,455
30-Nov-94              $12,659                 $11,079
31-Dec-94              $12,936                 $11,271
31-Jan-95              $13,233                 $11,550
28-Feb-95              $13,710                 $12,001
31-Mar-95              $14,118                 $12,376
28-Apr-95              $14,650                 $12,698
31-May-95              $15,281                 $13,153
30-Jun-95              $15,747                 $13,656
31-Jul-95              $16,273                 $14,092
31-Aug-95              $16,137                 $14,046
29-Sep-95              $16,710                 $14,739
31-Oct-95              $16,937                 $14,857
30-Nov-95              $17,410                 $15,392
29-Dec-95              $17,375                 $15,566
31-Jan-96              $18,051                 $16,161
29-Feb-96              $18,388                 $16,308
29-Mar-96              $18,283                 $16,241
30-Apr-96              $18,709                 $16,556
31-May-96              $18,981                 $17,165
28-Jun-96              $19,053                 $17,379
31-Jul-96              $18,123                 $16,578
30-Aug-96              $18,509                 $16,823
30-Sep-96              $19,557                 $17,991
31-Oct-96              $20,063                 $18,381
29-Nov-96              $21,512                 $19,754
31-Dec-96              $20,821                 $19,298
31-Jan-97              $22,304                 $20,809
28-Feb-97              $22,431                 $20,984
31-Mar-97              $21,419                 $19,987
30-Apr-97              $22,938                 $21,600
30-May-97              $24,275                 $22,881
30-Jun-97              $25,557                 $24,041
31-Jul-97              $27,497                 $25,945
29-Aug-97              $25,751                 $24,220
30-Sep-97              $27,051                 $25,455
31-Oct-97              $26,142                 $24,689
28-Nov-97              $27,554                 $26,028
31-Dec-97              $27,741                 $26,348


HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   33.24%
 Five Years . . .   20.56%
*Inception. . . .   21.21%



* Inception assumes initial investment on August 25, 1992. S&P/BARRA Growth Index comparison for the initial investment began on August 31, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

VALUE AND INCOME PORTFOLIO (the "Value and Income Portfolio," or the
"Portfolio")
--------------------------------------------------------------------------------

The Value and Income Portfolio commenced operations on August 25, 1992. The Value and Income Portfolio seeks generation of current income and capital growth by investing primarily in income-producing equity securities selected from the 500 issuers which make up the Standard & Poor's 500 Composite Stock Price Index. The Portfolio is designed to have risk characteristics similar to its current
benchmark, the S&P/BARRA Value Index (the "Index").   Martingale Asset
Management, L.P. is the Money Manager of the Portfolio.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 19.82% and 19.66%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 32.94% as compared to 29.96% for the S&P/BARRA Value Index.

The Value and Income Portfolio performed well against its index. The Portfolio stays as close to fully invested as possible through cash equitization methods by entering into stock index futures contracts. The year ended December 31, 1997 was a very successful year for the Portfolio. The gains relative to the Index were almost exclusively the result of successful stock selection. The strategy of the Money Manager is to find stocks that are attractive relative to other companies. To find these "attractive" stocks, the Money Manager uses a valuation system that ranks companies using five different factors. The more significant of these factors include value and growth components such that highly ranked securities will be value companies that have reasonable growth prospects. This method of ranking companies was instrumental to the Portfolio's performance. The Portfolio has participated in the favorable returns in the market and maintained characteristics consistent with the Index.

The stock market's Bull run continued through 1997 with barely a pause. Market volatility throughout the year continued. Many record highs were set in the market as well as the S&P 500 Composite Index experiencing its largest recent daily decline in October.


ACCESSOR VALUE & INCOME

The graph shown below measures the performance of a hypothetical $10,000 investment in the Value and Income Portfolio against the S&P/BARRA Value Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

   COMPARISON OF $10,000 INVESTMENT IN THE VALUE AND INCOME PORTFOLIO AND THE
                        S&P/BARRA VALUE INDEX


                     [Graph omitted]


  DATE             10,000 IN FUND          10,000 IN INDEX

31-Aug-92              $10,000                 $10,000
30-Sep-92              $10,056                 $10,110
30-Oct-92               $9,973                 $10,027
30-Nov-92              $10,331                 $10,300
31-Dec-92              $10,539                 $10,493
29-Jan-93              $10,841                 $10,775
26-Feb-93              $11,176                 $11,146
31-Mar-93              $11,462                 $11,454
30-Apr-93              $11,318                 $11,408
28-May-93              $11,503                 $11,621
30-Jun-93              $11,645                 $11,775
31-Jul-93              $11,730                 $11,921
31-Aug-93              $12,120                 $12,388
30-Sep-93              $12,044                 $12,383
29-Oct-93              $12,146                 $12,450
30-Nov-93              $11,942                 $12,227
31-Dec-93              $12,087                 $12,435
31-Jan-94              $12,577                 $13,014
28-Feb-94              $12,163                 $12,543
31-Mar-94              $11,739                 $12,028
30-Apr-94              $11,828                 $12,282
31-May-94              $11,918                 $12,485
30-Jun-94              $11,654                 $12,140
29-Jul-94              $11,970                 $12,550
31-Aug-94              $12,285                 $12,905
30-Sep-94              $11,920                 $12,451
31-Oct-94              $12,137                 $12,722
30-Nov-94              $11,702                 $12,207
31-Dec-94              $11,850                 $12,357
31-Jan-95              $12,123                 $12,692
28-Feb-95              $12,597                 $13,184
31-Mar-95              $12,928                 $13,547
28-Apr-95              $13,304                 $13,993
31-May-95              $13,963                 $14,615
30-Jun-95              $13,995                 $14,726
31-Jul-95              $14,382                 $15,235
31-Aug-95              $14,557                 $15,364
29-Sep-95              $14,958                 $15,899
31-Oct-95              $14,866                 $15,651
30-Nov-95              $15,542                 $16,471
29-Dec-95              $15,791                 $16,927
31-Jan-96              $16,256                 $17,433
29-Feb-96              $16,455                 $17,597
29-Mar-96              $16,758                 $18,009
30-Apr-96              $17,017                 $18,191
31-May-96              $17,247                 $18,465
28-Jun-96              $17,142                 $18,376
31-Jul-96              $16,437                 $17,601
30-Aug-96              $17,029                 $18,086
30-Sep-96              $17,760                 $18,861
31-Oct-96              $18,466                 $19,500
29-Nov-96              $19,922                 $20,992
31-Dec-96              $19,571                 $20,650
31-Jan-97              $20,630                 $21,599
28-Feb-97              $20,751                 $21,757
31-Mar-97              $19,847                 $21,013
30-Apr-97              $20,809                 $21,801
30-May-97              $22,160                 $23,168
30-Jun-97              $22,920                 $24,053
31-Jul-97              $25,040                 $25,977
29-Aug-97              $24,106                 $24,803
30-Sep-97              $25,673                 $26,256
31-Oct-97              $24,777                 $25,290
28-Nov-97              $25,493                 $26,254
31-Dec-97              $26,018                 $26,837


HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   32.94%
 Five Year. . . .   19.82%
*Inception. . . .   19.66%



* Inception assumes initial investment on August 25, 1992. S&P/BARRA Value Index comparison for the initial investment began on August 31, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

SMALL TO MID CAP PORTFOLIO (the "Small to Mid Cap Portfolio," or the
"Portfolio")
--------------------------------------------------------------------------------

The Small to Mid Cap Portfolio commenced operations on August 25, 1992. The Portfolio seeks capital growth through investing primarily in equity securities of small to medium capitalization issuers. The Portfolio is designed to have risk characteristics similar to its benchmark, the Wilshire 4500 Index. In September 1995 the investment objective of the Portfolio was changed by a vote of the shareholders. The performance for periods prior to October 1995 ascribe performance of the Portfolio before the restatement of the investment objective. The BARRA Institutional Small Index was used and is provided in the first graph
only for comparative depiction of the prior period.   The Money Manager of the
Portfolio is Symphony Asset Management, Inc.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 19.74% and 21.10%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 36.14% as compared to 25.69% for the Wilshire 4500 Index.

The Portfolio performed better than expected during the past year and can be attributed to several factors. Those factors included the ability of the Money Manager's strategy to identify fast growing companies within each sector that appeared to be reasonably priced relative to their peers. The value orientation of the Portfolio relative to the benchmark coupled with the higher than average growth characteristics of certain stocks contributed to the favorable difference in performance. The main contributor to the performance was in identifying undervalued companies within a given economic sector comparable to the Wilshire 4500 Index.


ACCESSOR SMALL TO MID CAP

The graph shown below measures the performance of a hypothetical $10,000 investment in the Small to Mid Cap Portfolio against the S&P/BARRA Institutional Small Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

    COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MID CAP PORTFOLIO AND
                  THE S&P/BARRA INSTITUTIONAL SMALL INDEX


                     [Graph omitted]


  DATE              10,000 IN FUND          10,000 IN INDEX

31-Aug-92           $    10,000.00          $     10,000.00
30-Sep-92           $    10,096.22          $     10,196.00
30-Oct-92           $    10,408.28          $     10,458.04
30-Nov-92           $    11,091.44          $     11,207.88
31-Dec-92           $    11,452.32          $     11,596.79
29-Jan-93           $    11,764.76          $     11,966.73
26-Feb-93           $    11,587.48          $     11,784.84
31-Mar-93           $    11,985.81          $     12,204.38
30-Apr-93           $    11,537.84          $     11,780.88
28-May-93           $    11,960.46          $     12,179.08
30-Jun-93           $    12,027.41          $     12,269.20
30-Jul-93           $    12,171.30          $     12,487.59
31-Aug-93           $    12,619.89          $     13,045.79
30-Sep-93           $    12,841.79          $     13,394.11
29-Oct-93           $    13,036.63          $     13,786.56
30-Nov-93           $    12,663.92          $     13,308.17
31-Dec-93           $    13,100.62          $     13,722.05
31-Jan-94           $    13,499.23          $     14,077.45
28-Feb-94           $    13,304.36          $     13,949.35
31-Mar-94           $    12,629.69          $     13,200.27
29-Apr-94           $    12,691.72          $     13,164.63
31-May-94           $    12,452.42          $     13,059.31
30-Jun-94           $    12,113.33          $     12,734.13
29-Jul-94           $    12,299.82          $     12,983.72
31-Aug-94           $    12,957.00          $     13,675.75
30-Sep-94           $    12,903.72          $     13,675.75
31-Oct-94           $    12,877.07          $     13,625.15
30-Nov-94           $    12,335.35          $     13,107.40
30-Dec-94           $    12,567.59          $     13,319.74
31-Jan-95           $    12,505.10          $     13,278.45
28-Feb-95           $    12,879.99          $     13,808.26
31-Mar-95           $    13,123.79          $     14,100.99
28-Apr-95           $    13,400.73          $     14,381.60
31-May-95           $    13,615.15          $     14,631.84
30-Jun-95           $    14,318.95          $     15,452.69
31-Jul-95           $    15,314.19          $     16,427.75
31-Aug-95           $    15,538.34          $     16,815.45
29-Sep-95           $    15,915.92          $     17,227.42



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   36.14%
 Five Years . . .   19.74%
*Inception. . . .   21.10%



* Inception assumes initial investment on August 25, 1992. BARRA Institutional Small Index comparison for the initial investment through the period ended September 15, 1995 began on August 31, 1992. The investment objective and comparable index was changed by a vote of the Portfolio's shareholders. Beginning in September 1995, the Wilshire 4500-Registered Trademark-Index is used as the Portfolio's benchmark.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

SMALL TO MID CAP PORTFOLIO (the "Small to Mid Cap Portfolio," or the
"Portfolio")
--------------------------------------------------------------------------------

                                    (CONTINUED)



ACCESSOR SMALL TO MID CAP

The graph shown below measures the performance of a hypothetical $10,000 investment in the Small to Mid Cap Portfolio against the S&P/BARRA Institutional Small Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

    COMPARISON OF $10,000 INVESTMENT IN THE SMALL TO MID CAP PORTFOLIO AND
                  THE S&P/BARRA INSTITUTIONAL SMALL INDEX


                     [Graph omitted]


  DATE              10,000 IN FUND          10,000 IN INDEX

29-Sep-95           $    10,000.00          $     10,000.00
31-Oct-95           $     9,667.23          $      9,732.00
30-Nov-95           $    10,135.13          $     10,145.32
29-Dec-95           $    10,420.94          $     10,273.35
31-Jan-96           $    10,379.25          $     10,379.06
29-Feb-96           $    10,811.03          $     10,716.38
29-Mar-96           $    10,956.98          $     10,880.24
30-Apr-96           $    11,471.96          $     11,386.39
31-May-96           $    11,732.37          $     11,752.12
28-Jun-96           $    11,478.95          $     11,383.45
31-Jul-96           $    10,787.92          $     10,528.44
30-Aug-96           $    11,582.99          $     11,097.29
30-Sep-96           $    12,215.42          $     11,626.30
31-Oct-96           $    12,270.39          $     11,454.58
29-Nov-96           $    12,894.95          $     11,938.19
31-Dec-96           $    13,009.72          $     12,046.00
31-Jan-97           $    13,362.28          $     12,434.84
28-Feb-97           $    12,996.16          $     12,171.97
31-Mar-97           $    12,472.41          $     11,535.98
30-Apr-97           $    12,950.10          $     11,564.48
30-May-97           $    14,098.78          $     12,715.14
30-Jun-97           $    14,690.93          $     13,317.84
31-Jul-97           $    16,041.02          $     14,234.64
31-Aug-97           $    16,180.58          $     14,363.89
30-Sep-97           $    17,651.39          $     15,359.45
31-Oct-97           $    16,943.57          $     14,774.41
28-Nov-97           $    17,223.14          $     14,778.55
31-Dec-97           $    17,714.00          $     15,140.18



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   36.14%
 Five Years . . .   19.74%
*Inception. . . .   21.10%




* Inception assumes initial investment on August 25, 1992. BARRA Institutional Small Index comparison for the initial investment through the period ended September 15, 1995 began on August 31, 1992. The investment objective and comparable index was changed by a vote of the Portfolio's shareholders. Beginning in September 1995, the Wilshire 4500-Registered Trademark-Index is used as the Portfolio's benchmark.
**   Annualized.


PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

INTERNATIONAL EQUITY PORTFOLIO (the "International Equity Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------


The International Equity Portfolio commenced operations on October 3, 1994. The International Equity Portfolio seeks capital growth by investing primarily in equity securities of companies domiciled in countries other than the United States and traded in foreign stock exchanges. The Portfolio is designed to have risk characteristics similar to its benchmark, the Morgan Stanley Capital International ("MSCI") EAFE-Registered Trademark-+EMF Index (the "Index"). The Money Manager of the Portfolio is Nicholas-Applegate Capital Management.

Total annualized return for the period of inception through December 31, 1997 was 8.96%. For the one year ended December 31, 1997, the Portfolio had a total return of 10.96% as compared to 1.64% for the benchmark. The performance for periods prior to May 1996 and running past April 1996 is linked for both the MSCI EAFE-Registered Trademark-+EMF and MSCI EAFE Indices. The MSCI EAFE Index for periods prior to May 1996 is provided in the first graph for comparative depiction of the prior period.

During 1997, many factors contributed to the Portfolio's outperformance of the MSCI EAFE+EMF Index. Those factors included such things as sound stock selection among developed European stocks; the fundamental strength of the Mexican security holdings; strong performing technology and energy sectors; and, perhaps most significant, the Portfolio's reduced exposure to Asia.

European corporations benefited from cost reductions through restructuring, increasing demand due to consumer-led economic revival, particularly in France, and the perceived safety and reliability of larger more liquid international stocks. A consumer-led recovery, continued deregulation, and strong business fundamentals fueled gains in Mexican stocks. The Mexican holdings in the Portfolio delivered a significant portion of the returns against those generated by the Index.

The stock selection process among global technology issues played a key role in boosting the Portfolio's performance throughout the period. Increased demand in the semiconductor industry fueled global technology gains. The Portfolio's reduced exposure to Asia reduced the impact of the currency crisis in those regions. The Money Manager's fundamental approach identified the changes early on and were able to sell out of Asia and avoid most of the declines felt by the markets. The Money Manager continued to seek value in securities of targeted emerging markets countries.



ACCESSOR INTERNATIONAL EQUITY

The graph shown below measures the performance of a hypothetical $10,000 investment in the International Equity Portfolio against the Morgan Stanley Capital International EAFE-Registered Trademark-+EMF Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

 COMPARISON OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE
  MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-REGISTERED TRADEMARK-+EMF INDEX


                     [Graph omitted]


  DATE               10,000 IN FUND           10,000 IN INDEX

31-Oct-94            $    10,000.00           $     10,000.00
30-Nov-94            $     9,490.55           $      9,519.00
31-Dec-94            $     9,589.16           $      9,578.59
31-Jan-95            $     9,030.41           $      9,210.77
28-Feb-95            $     8,997.54           $      9,183.14
31-Mar-95            $     9,211.18           $      9,755.25
28-Apr-95            $     9,482.34           $     10,122.05
31-May-95            $     9,342.65           $     10,001.59
30-Jun-95            $     9,293.35           $      9,825.57
31-Jul-95            $     9,942.48           $     10,437.70
31-Aug-95            $    10,032.86           $     10,040.02
29-Sep-95            $    10,221.48           $     10,235.80
31-Oct-95            $     9,958.55           $      9,960.46
30-Nov-95            $    10,090.01           $     10,304.09
29-Dec-95            $    10,320.06           $     10,719.35
31-Jan-96            $    10,303.55           $     10,763.30
29-Feb-96            $    10,533.32           $     10,799.89
29-Mar-96            $    10,886.18           $     11,028.85
30-Apr-96            $    11,312.92           $     11,349.79



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   10.96%
*Inception. . . .    8.96%



* Inception assumes initial investment on October 3, 1994. MSCI EAFE-Registered Trademark- Index comparison for the initial investment through the period ended April 30, 1996 began on October 31, 1994. Beginning in May 1996, the MSCI EAFE-Registered Trademark-+EMF Index is used as the Portfolio's benchmark.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENTS IN SECURITIES OF NON-US ISSUERS AND FOREIGN CURRENCIES INVOLVE RISKS DIFFERENT FROM THOSE OF US ISSUERS. THE PROSPECTUS CONTAINS FURTHER INFORMATION AND DETAILS REGARDING THESE RISKS.

INTERNATIONAL EQUITY PORTFOLIO (the "International Equity Portfolio," or the "Portfolio")
-------------------------------------------------------------------------------

                                    (CONTINUED)



ACCESSOR INTERNATIONAL EQUITY

The graph shown below measures the performance of a hypothetical $10,000 investment in the International Equity Portfolio against the Morgan Stanley Capital International EAFE-Registered Trademark-+EMF Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

 COMPARISON OF $10,000 INVESTMENT IN THE INTERNATIONAL EQUITY PORTFOLIO AND THE
  MORGAN STANLEY CAPITAL INTERNATIONAL EAFE-REGISTERED TRADEMARK-+EMF INDEX


                     [Graph omitted]


  DATE               10,000 IN FUND           10,000 IN INDEX

30-Apr-96            $    10,000.00           $     10,000.00
31-May-96            $    10,015.00           $      9,840.00
28-Jun-96            $    10,182.25           $      9,898.06
31-Jul-96            $     9,674.16           $      9,569.44
30-Aug-96            $     9,768.96           $      9,608.68
30-Sep-96            $     9,906.71           $      9,827.75
31-Oct-96            $     9,906.71           $      9,699.99
29-Nov-96            $    10,320.81           $     10,056.95
31-Dec-96            $    10,379.63           $      9,948.34
31-Jan-97            $    10,386.90           $      9,733.45
28-Feb-97            $    10,424.29           $      9,927.15
31-Mar-97            $    10,499.35           $      9,933.10
30-Apr-97            $    10,551.84           $     10,009.59
30-May-97            $    11,227.16           $     10,618.17
30-Jun-97            $    11,827.82           $     11,220.22
31-Jul-97            $    12,532.75           $     11,424.43
29-Aug-97            $    11,684.29           $     10,513.90
30-Sep-97            $    12,508.03           $     11,080.60
31-Oct-97            $    11,394.81           $     10,116.59
28-Nov-97            $    11,319.61           $     10,002.27
31-Dec-97            $    11,516.57           $     10,111.30



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .   10.96%
*Inception. . . .    8.96%



* Inception assumes initial investment on October 3, 1994. MSCI EAFE-Registered Trademark- Index comparison for the initial investment through the period ended April 30, 1996 began on October 31, 1994. Beginning in May 1996, the MSCI EAFE-Registered Trademark-+EMF Index is used as the Portfolio's benchmark.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENTS IN SECURITIES OF NON-US ISSUERS AND FOREIGN CURRENCIES INVOLVE RISKS DIFFERENT FROM THOSE OF US ISSUERS. THE PROSPECTUS CONTAINS FURTHER INFORMATION AND DETAILS REGARDING THESE RISKS.

ACCESSOR FUNDS, INC.

INTERMEDIATE FIXED-INCOME PORTFOLIO (the "Intermediate Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------

The Intermediate Fixed-Income Portfolio commenced operations on June 16, 1992. The Intermediate Portfolio seeks generation of current income by investing primarily in fixed-income securities with durations of between three and ten years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than three years nor more than ten years. The Intermediate Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Corporate Index (the "Index"). The Money Manager of the Portfolio is Smith Barney Capital Management.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 6.46% and 6.60%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 8.62% as compared to 9.73% for the Lehman Brothers Government/Corporate Index. Deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio, whereas the Index results do not include expenses of any kind.

The year was favorable for fixed-income markets. During the year, moderate economic growth coupled with little, if any real inflationary pressures prevailed. The Federal Reserve tempered the stock and bond "rally" by making it known that it would be vigilant about containing inflationary pressure.



ACCESSOR INTERMEDIATE FIXED INCOME

The graph shown below measures the performance of a hypothetical $10,000 investment in the Intermediate Fixed Income Portfolio against the Lehman Brothers Government/Corporate Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

      COMPARISON OF $10,000 INVESTMENT IN THE INTERMEDIATE FIXED INCOME
        PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE INDEX


                     [Graph omitted]


  DATE             10,000 IN FUND          10,000 IN INDEX

30-Jun-92              $10,000                 $10,000
31-Jul-92              $10,213                 $10,228
31-Aug-92              $10,339                 $10,324
30-Sep-92              $10,483                 $10,465
30-Oct-92              $10,303                 $10,316
30-Nov-92              $10,222                 $10,292
31-Dec-92              $10,371                 $10,450
29-Jan-93              $10,598                 $10,665
26-Feb-93              $10,787                 $10,860
31-Mar-93              $10,840                 $10,900
30-Apr-93              $10,923                 $10,986
28-May-93              $10,922                 $10,971
30-Jun-93              $11,123                 $11,182
31-Jul-93              $11,163                 $11,231
31-Aug-93              $11,372                 $11,449
30-Sep-93              $11,414                 $11,493
29-Oct-93              $11,449                 $11,532
30-Nov-93              $11,321                 $11,434
31-Dec-93              $11,359                 $11,486
31-Jan-94              $11,507                 $11,658
28-Feb-94              $11,228                 $11,404
31-Mar-94              $10,959                 $11,125
30-Apr-94              $10,856                 $11,032
31-May-94              $10,831                 $11,012
30-Jun-94              $10,785                 $10,987
29-Jul-94              $10,969                 $11,207
31-Aug-94              $10,965                 $11,211
30-Sep-94              $10,809                 $11,042
31-Oct-94              $10,779                 $11,030
30-Nov-94              $10,728                 $11,010
31-Dec-94              $10,764                 $11,083
31-Jan-95              $10,941                 $11,296
28-Feb-95              $11,171                 $11,558
31-Mar-95              $11,253                 $11,635
28-Apr-95              $11,391                 $11,797
31-May-95              $11,859                 $12,291
30-Jun-95              $11,942                 $12,389
31-Jul-95              $11,888                 $12,341
31-Aug-95              $12,040                 $12,499
29-Sep-95              $12,169                 $12,627
31-Oct-95              $12,342                 $12,812
30-Nov-95              $12,535                 $13,024
29-Dec-95              $12,730                 $13,215
31-Jan-96              $12,794                 $13,297
29-Feb-96              $12,535                 $13,015
29-Mar-96              $12,439                 $12,906
30-Apr-96              $12,352                 $12,817
31-May-96              $12,335                 $12,795
28-Jun-96              $12,489                 $12,966
31-Jul-96              $12,508                 $12,996
30-Aug-96              $12,462                 $12,965
30-Sep-96              $12,673                 $13,196
31-Oct-96              $12,943                 $13,503
29-Nov-96              $13,204                 $13,752
31-Dec-96              $13,055                 $13,599
31-Jan-97              $13,055                 $13,615
28-Feb-97              $13,080                 $13,641
31-Mar-97              $12,923                 $13,479
30-Apr-97              $13,108                 $13,676
30-May-97              $13,206                 $13,803
30-Jun-97              $13,369                 $13,968
31-Jul-97              $13,774                 $14,396
29-Aug-97              $13,615                 $14,235
30-Sep-97              $13,821                 $14,458
31-Oct-97              $14,012                 $14,689
28-Nov-97              $14,027                 $14,767
31-Dec-97              $14,181                 $14,922



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .    8.62%
 Five Years . . .    6.46%
*Inception. . . .    6.60%



* Inception assumes initial investment on June 16, 1992. Lehman Brothers Government/Corporate Index comparison for the initial investment began on June 30, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO (the "Short-Intermediate Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------

The Short-Intermediate Fixed-Income Portfolio commenced operations on May 18, 1992. The Short-Intermediate Portfolio seeks preservation of capital and generation of current income by investing primarily in fixed-income securities with durations of between one and five years. Under normal market conditions, the Portfolio will have a dollar weighted average duration of not less than two years and not more than five years. The Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Government/Corporate 1-5 Year Index (the "Index"). The Money Manager of the Short-Intermediate Portfolio is Bankers Trust Company.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 5.03% and 5.22%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 6.33% as compared to 7.13% for the Lehman Brothers Government/Corporate 1-5 Year Index.

The year was relatively favorable for fixed-income markets. During the year, moderate economic growth coupled with little, if any real inflationary pressures prevailed. The Federal Reserve tempered the stock and bond "rally" by making it known that it would be vigilant about containing inflationary pressure.

The most significant factor of deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio, whereas the Index results do not include expenses of any kind. For the one year performance in 1997, the Portfolio actually outperformed the benchmark by six basis points, gross of expenses. Other factors contributing to the overall performance of the Portfolio were the Portfolio's yield curve position and overweighting in higher
quality, short-term corporate bonds.   This strategy provided the Portfolio with
extra yield and created the opportunity for enhanced returns versus the Index.



ACCESSOR SHT INTER FIXED INCOME

The graph shown below measures the performance of a hypothetical $10,000 investment in the Intermediate Fixed-Income Portfolio against the Lehman Brothers Government/Corporate 1-5 Year Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

      COMPARISON OF $10,000 INVESTMENT IN THE INTERMEDIATE FIXED-INCOME PORTFOLIO AND THE LEHMAN BROTHERS GOVERNMENT/CORPORATE 1-5 YEAR INDEX


                     [Graph omitted]


  DATE              10,000 IN FUND          10,000 IN INDEX

29-May-92              $10,000                 $10,000
30-Jun-92              $10,119                 $10,130
31-Jul-92              $10,265                 $10,287
31-Aug-92              $10,349                 $10,388
30-Sep-92              $10,462                 $10,510
30-Oct-92              $10,362                 $10,406
30-Nov-92              $10,321                 $10,373
31-Dec-92              $10,421                 $10,489
29-Jan-93              $10,555                 $10,653
26-Feb-93              $10,667                 $10,781
31-Mar-93              $10,703                 $10,821
30-Apr-93              $10,781                 $10,905
28-May-93              $10,749                 $10,872
30-Jun-93              $10,848                 $10,991
31-Jul-93              $10,863                 $11,013
31-Aug-93              $10,965                 $11,145
30-Sep-93              $10,989                 $11,182
29-Oct-93              $11,009                 $11,211
30-Nov-93              $10,971                 $11,188
31-Dec-93              $11,006                 $11,234
31-Jan-94              $11,095                 $11,330
28-Feb-94              $10,977                 $11,216
31-Mar-94              $10,858                 $11,104
30-Apr-94              $10,800                 $11,040
31-May-94              $10,807                 $11,052
30-Jun-94              $10,825                 $11,071
29-Jul-94              $10,917                 $11,195
31-Aug-94              $10,947                 $11,232
30-Sep-94              $10,880                 $11,172
31-Oct-94              $10,886                 $11,186
30-Nov-94              $10,835                 $11,129
31-Dec-94              $10,849                 $11,153
31-Jan-95              $11,006                 $11,324
28-Feb-95              $11,181                 $11,520
31-Mar-95              $11,237                 $11,585
28-Apr-95              $11,341                 $11,707
31-May-95              $11,580                 $11,978
30-Jun-95              $11,630                 $12,049
31-Jul-95              $11,648                 $12,078
31-Aug-95              $11,727                 $12,164
29-Sep-95              $11,784                 $12,233
31-Oct-95              $11,883                 $12,351
30-Nov-95              $11,989                 $12,482
29-Dec-95              $12,088                 $12,590
31-Jan-96              $12,186                 $12,706
29-Feb-96              $12,103                 $12,620
29-Mar-96              $12,052                 $12,580
30-Apr-96              $12,030                 $12,570
31-May-96              $12,031                 $12,579
28-Jun-96              $12,130                 $12,690
31-Jul-96              $12,160                 $12,736
30-Aug-96              $12,181                 $12,767
30-Sep-96              $12,313                 $12,909
31-Oct-96              $12,468                 $13,090
29-Nov-96              $12,578                 $13,215
31-Dec-96              $12,529                 $13,181
31-Jan-97              $12,592                 $13,242
28-Feb-97              $12,600                 $13,268
31-Mar-97              $12,551                 $13,226
30-Apr-97              $12,666                 $13,354
30-May-97              $12,740                 $13,452
30-Jun-97              $12,837                 $13,558
31-Jul-97              $13,007                 $13,758
29-Aug-97              $12,967                 $13,739
30-Sep-97              $13,091                 $13,867
31-Oct-97              $13,215                 $13,992
28-Nov-97              $13,217                 $14,018
31-Dec-97              $13,320                 $14,121



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .    6.33%
 Five Years . . .    5.03%
*Inception. . . .    5.22%



* Inception assumes initial investment on May 18, 1992. Lehman Brothers Government/Corporate 1-5 Year Index comparison for the initial investment began on May 29, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

MORTGAGE SECURITIES PORTFOLIO (the "Mortgage Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------

The Mortgage Portfolio commenced operations on May 18, 1992. The Portfolio seeks generation of current income by investing primarily in mortgage-related securities. The Portfolio is designed to have risk characteristics similar to its benchmark, the Lehman Brothers Mortgage-Backed Securities Index (the "Index"). The Money Manager of the Mortgage Portfolio is BlackRock Financial Management, Inc.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 7.07% and 6.99%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 9.53% outperforming the Lehman Mortgage-Backed Securities Index return of 9.48%.

The performance of the Portfolio is net of operating expenses whereas an Index, to include the Lehman Mortgage-Backed, has no inherent expenses. Deviation from the benchmark is principally due to the payment of operating expenses by the Portfolio. The one year return for 1997 was higher than the benchmark by five basis points, net of expenses. Other factors can be primarily attributed to the Portfolio's mortgage weighting and duration positioning. First, the Portfolio's overall allocation to the mortgage-backed security sector was reduced over the year in accordance with the Money Manager's negative outlook on that market. Of the mortgages held in the Portfolio, the Money Manager remained focused on seasoned pass-through securities, which are expected to provide more stable prepayment characteristics than newly issued pass-throughs. The Portfolio generally maintained a duration, or interest rate sensitivity, slightly longer than the Index during the year. Therefore, the Portfolio posted strong gains as the Treasury market rallied and interest rates fell during 1997.



ACCESSOR MORTGAGE SECURITIES

The graph shown below measures the performance of a hypothetical $10,000 investment in the Mortgage Securities Portfolio against the Lehman Brothers Mortgage-Backed Securities Index from inception of the Portfolio through December, 1997. The data points from the graph are as follows:

        COMPARISON OF $10,000 INVESTMENT IN THE MORTGAGE SECURITIES PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX


                     [Graph omitted]


  DATE             10,000 IN FUND          10,000 IN INDEX

29-May-92              $10,000                 $10,000
30-Jun-92              $10,095                 $10,118
31-Jul-92              $10,271                 $10,207
31-Aug-92              $10,356                 $10,340
30-Sep-92              $10,413                 $10,420
30-Oct-92              $10,259                 $10,329
30-Nov-92              $10,244                 $10,361
31-Dec-92              $10,379                 $10,494
29-Jan-93              $10,545                 $10,632
26-Feb-93              $10,662                 $10,739
31-Mar-93              $10,705                 $10,805
30-Apr-93              $10,754                 $10,861
28-May-93              $10,773                 $10,923
30-Jun-93              $10,922                 $11,006
31-Jul-93              $10,981                 $11,050
31-Aug-93              $11,049                 $11,102
30-Sep-93              $11,062                 $11,112
29-Oct-93              $11,089                 $11,144
30-Nov-93              $11,067                 $11,122
31-Dec-93              $11,133                 $11,212
31-Jan-94              $11,240                 $11,323
28-Feb-94              $11,133                 $11,244
31-Mar-94              $10,998                 $10,951
30-Apr-94              $10,910                 $10,870
31-May-94              $10,899                 $10,914
30-Jun-94              $10,867                 $10,890
29-Jul-94              $11,076                 $11,107
31-Aug-94              $11,071                 $11,143
30-Sep-94              $10,917                 $10,985
31-Oct-94              $10,902                 $10,978
30-Nov-94              $10,861                 $10,944
31-Dec-94              $10,949                 $11,032
31-Jan-95              $11,176                 $11,268
28-Feb-95              $11,445                 $11,555
31-Mar-95              $11,509                 $11,609
28-Apr-95              $11,650                 $11,774
31-May-95              $12,010                 $12,145
30-Jun-95              $12,089                 $12,214
31-Jul-95              $12,086                 $12,235
31-Aug-95              $12,197                 $12,362
29-Sep-95              $12,297                 $12,471
31-Oct-95              $12,398                 $12,582
30-Nov-95              $12,563                 $12,726
29-Dec-95              $12,705                 $12,885
31-Jan-96              $12,775                 $12,981
29-Feb-96              $12,653                 $12,874
29-Mar-96              $12,596                 $12,827
30-Apr-96              $12,560                 $12,791
31-May-96              $12,531                 $12,754
28-Jun-96              $12,684                 $12,930
31-Jul-96              $12,720                 $12,978
30-Aug-96              $12,713                 $12,978
30-Sep-96              $12,932                 $13,195
31-Oct-96              $13,171                 $13,453
29-Nov-96              $13,408                 $13,646
31-Dec-96              $13,337                 $13,575
31-Jan-97              $13,411                 $13,675
28-Feb-97              $13,461                 $13,720
31-Mar-97              $13,306                 $13,591
30-Apr-97              $13,548                 $13,808
30-May-97              $13,693                 $13,943
30-Jun-97              $13,848                 $14,106
31-Jul-97              $14,086                 $14,371
29-Aug-97              $14,058                 $14,337
30-Sep-97              $14,249                 $14,519
31-Oct-97              $14,423                 $14,680
28-Nov-97              $14,455                 $14,728
31-Dec-97              $14,608                 $14,862



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .    9.53%
 Five Years . . .    7.07%
*Inception. . . .    6.99%



* Inception assumes initial investment on May 18, 1992. Lehman Brothers Mortgage-Backed Securities Index comparison for the initial investment began on May 29, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

ACCESSOR FUNDS, INC.

U.S. GOVERNMENT MONEY PORTFOLIO (the "U.S. Government Money Portfolio," or the "Portfolio")
--------------------------------------------------------------------------------

The U.S. Government Money Portfolio commenced operations on April 9, 1992. The Portfolio seeks maximum current income consistent with the preservation of principal and liquidity by investing primarily in short-term obligations issued or guaranteed by the U.S. Government, it agencies or instrumentalities. The US Government Money Portfolio is managed by Bennington Capital Management L.P.

Total annualized returns for the five years and inception periods ended December 31, 1997 were 4.33% and 4.20%, respectively. For the one year ended December 31, 1997, the Portfolio had a total return of 5.07% which was consistent given its investment objective.

Several economic factors influenced the management and performance of the Portfolio over the recent year. Inflation posted its lowest annual rate in a decade, as the CPI grew by a modest 1.9%. The US economy flourished over the year as gross domestic product increased by 3.8%, up from 2.8% in 1996. The Federal Reserve Board had a relatively inactive year while the budget deficit continued to decline. Domestic financial markets continued to prosper fueled by the strong US economy. The S&P 500 Composite Index posted gains of over 33% for the year while the Lehman Brothers Aggregate Index provided returns of over 9%. The year of 1997 should leave favorable memories in the minds of most investors.

The robust economic growth experienced over the recent year coupled with the declining budget deficit made US Government agency discount issues very attractive offerings during 1997. Throughout the year US Government agency paper produced significant incremental yield over treasury issues, with only a minimal assumption of incremental credit risk. The US Government Money Portfolio sought to capitalize on this market and further boost yields by increasing its proportion of agency paper during the year.

The Portfolio experienced a 17% reduction in its asset base over the past year, having a direct effect of causing expense ratios to increase and thus hampering performance. Even with declining asset levels the Portfolio posted competitive returns relative to peer money market funds.



ACCESSOR US GOVERNMENT MONEY

The graph shown below measures the performance of a hypothetical $10,000 investment in the US Government Money Portfolio.

      $10,000 INVESTMENT IN THE US GOVERNMENT MONEY PORTFOLIO


                     [Graph omitted]


  DATE               10,000 IN FUND

 9-Apr-92               10,000
29-May-92               10,030
30-Jun-92               10,060
31-Jul-92               10,091
31-Aug-92               10,120
30-Sep-92               10,144
30-Oct-92               10,169
30-Nov-92               10,192
31-Dec-92               10,217
29-Jan-93               10,242
26-Feb-93               10,263
31-Mar-93               10,286
30-Apr-93               10,309
28-May-93               10,332
30-Jun-93               10,354
30-Jul-93               10,378
31-Aug-93               10,402
30-Sep-93               10,425
29-Oct-93               10,449
30-Nov-93               10,473
31-Dec-93               10,505
31-Jan-94               10,529
28-Feb-94               10,551
31-Mar-94               10,576
29-Apr-94               10,604
31-May-94               10,634
30-Jun-94               10,665
29-Jul-94               10,699
31-Aug-94               10,734
30-Sep-94               10,769
31-Oct-94               10,807
30-Nov-94               10,846
31-Dec-94               10,893
31-Jan-95               10,940
28-Feb-95               10,984
31-Mar-95               11,034
28-Apr-95               11,084
31-May-95               11,135
30-Jun-95               11,185
31-Jul-95               11,235
31-Aug-95               11,285
29-Sep-95               11,333
31-Oct-95               11,379
30-Nov-95               11,415
29-Dec-95               11,462
31-Jan-96               11,490
29-Feb-96               11,532
29-Mar-96               11,576
30-Apr-96               11,620
31-May-96               11,667
28-Jun-96               11,708
31-Jul-96               11,755
30-Aug-96               11,803
30-Sep-96               11,846
31-Oct-96               11,896
29-Nov-96               11,935
31-Dec-96               11,978
31-Jan-97               12,027
28-Feb-97               12,071
31-Mar-97               12,121
30-Apr-97               12,170
30-May-97               12,222
30-Jun-97               12,272
31-Jul-97               12,325
31-Aug-97               12,377
30-Sep-97               12,429
31-Oct-97               12,482
28-Nov-97               12,533
31-Dec-97               12,585



HISTORICAL RATES OF RETURN **
PERIODS ENDING DECEMBER 31, 1997

 One Year . . . .    5.07%
 Five Years . . .    4.33%
*Inception. . . .    4.20%



*    Inception assumes initial investment on April 9, 1992.
**   Annualized.

PERFORMANCE DATA QUOTED IS HISTORICAL AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. AN INVESTMENT IN THE U.S. GOVERNMENT MONEY PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                                ACCESSOR FUNDS, INC.
                                  GROWTH PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997

DESCRIPTION                                                     SHARES               VALUE
COMMON STOCK (100.00%)

ADVERTISING (0.40%)
  Interpublic Group of Companies, Incorporated                   7,100        $    353,669
                                                                              ------------
                                                                                   353,669
AEROSPACE - DEFENSE (0.86%)
  United Technologies Corporation                               10,300             749,969
                                                                              ------------
                                                                                   749,969
BANKS/SAVINGS & LOANS (5.99%)
  Chase Manhattan Corporation                                   11,500           1,259,250
  Equifax, Incorporated                                         13,200             467,775
  Federal  National Mortage                                     29,900           1,706,168
  MBNA Corporation                                              30,050             820,741
  State Street Corporation                                       4,400             256,025
  U.S. Bancorp                                                   6,600             738,788
                                                                              ------------
                                                                                 5,248,747
BEVERAGES - SOFT DRINKS (3.78%)
  Coca Cola Company                                             21,900           1,459,088
  Pepsico, Incorporated                                         50,900           1,854,669
                                                                              ------------
                                                                                 3,313,757
BROKERAGES (0.56%)
  Charles Schwab Corporation                                    11,800             494,863
                                                                              ------------
                                                                                   494,863
CHEMICALS (2.26%)
  Air Products & Chemicals Incorporated                          6,300             518,175
  Dupont De Nemours & Company                                   24,400           1,465,525
                                                                              ------------
                                                                                 1,983,700
COMMERCIAL SERVICES (2.69%)
  Cendant Corporation*                                          22,200             763,125
  Cognizant Corporation                                         11,100             494,644
  Ecolab, Incorporated                                           6,500             360,344
  Pitney-Bowes, Incorporated                                     8,200             737,488
                                                                              ------------
                                                                                 2,355,601
COMPUTER SOFTWARE & SERVICES (5.03%)
  Automatic Data Processing                                     11,600             711,950
  Computer Sciences Corporation*                                 2,300             192,050
  Microsoft Corporation*                                        27,100           3,502,675
                                                                              ------------
                                                                                 4,406,675



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                                  GROWTH PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                                    SHARES             VALUE
COMPUTER SYSTEMS & SERVICES (4.73%)
  Cisco Systems, Incorporated*                                  44,700        $  2,492,025
  Compaq Computer Corporation                                   11,350             640,566
  Dell Computer Corporation*                                    12,100           1,016,400
                                                                              ------------
                                                                                 4,148,991
COSMETICS & TOILETRIES (1.90%)
  Avon Products, Incorporated                                    1,000              61,375
  Colgate-Palmolive Company                                     21,800           1,602,300
                                                                              ------------
                                                                                 1,663,675
DIVERSIFIED - CONGLOMERATE (8.13%)
  General Electric Company                                      90,000           6,603,750
  Minnesota Mining & Manufacturing Company                       6,300             516,994
                                                                              ------------
                                                                                 7,120,744
DRUGS & PHARMACEUTICALS (17.27%)
  Abbott Laboratories                                           25,000           1,639,063
  American Home Products Corporation                             3,200             244,800
  Bristol-Myers Squibb Company                                  32,400           3,065,848
  Johnson & Johnson                                             32,400           2,134,350
  Lilly (Eli) & Company                                         24,400           1,698,850
  Merck & Company                                               35,700           3,793,122
  Pfizer, Incorporated                                           9,200             685,975
  Schering-Plough                                               30,200           1,876,175
                                                                              ------------
                                                                                15,138,183
ELECTRONICS (5.76%)
  Honeywell, Incorporated                                        3,600             246,600
  Intel Corporation                                             65,900           4,629,475
  Tektronix, Incorporated                                        4,350             172,641
                                                                              ------------
                                                                                 5,048,716
FOODS (6.65%)
  Conagra, Incorporated                                         12,000             393,750
  CPC International, Incorporated                                5,900             635,725
  General Mills, Incorporated                                    8,400             601,650
  Hershey Foods Corporation                                      5,500             340,656
  Kellogg Company                                               13,800             684,825
  Ralston Purina Company                                         4,400             408,925



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                                  GROWTH PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                                    SHARES            VALUE
FOODS (CONTINUED)
  Sara Lee Corporation                                          30,800      $    1,734,425
  Sysco Corporation                                             10,900             496,631
  Wrigley (Wm.) Jr. Company                                      6,700             533,069
                                                                            --------------
                                                                                 5,829,656
HOSPITAL MANAGEMENT (0.58%)
  Cardinal Health, Incorporated                                  6,800             510,850
                                                                            --------------
                                                                                   510,850
HOTELS & MOTELS (0.89%)
  Marriott International, Incorporated                          11,200             775,600
                                                                            --------------
                                                                                   775,600
HOUSEHOLD PRODUCTS (6.61%)
  Clorox Company                                                 8,400             664,125
  Gillette Company                                              14,400           1,446,300
  Newell Company                                                11,800             501,500
  Procter & Gamble Company                                      39,900           3,184,519
                                                                            --------------
                                                                                 5,796,444
INSURANCE (3.09%)
  American International Group                                  16,700           1,816,125
  Marsh & McLennan Company, Incorporated                         7,600             566,675
  Sunamerica, Incorporated                                       7,600             324,900
                                                                            --------------
                                                                                 2,707,700
MACHINERY (1.89%)
  Aeroquip-Vickers, Incorporated                                 4,300             210,969
  Dover Corporation                                             15,700             567,162
  Illinois Tool Works                                           14,600             877,825
                                                                            --------------
                                                                                 1,655,956
MEDICAL SUPPLIES (1.64%)
  Becton, Dickinson & Company                                   10,100             505,000
  Guidant Corporation                                            8,000             498,000
  Medtronic, Incorporated                                        8,300             434,194
                                                                            --------------
                                                                                 1,437,194
OIL & GAS (1.82%)
  Anadarko Petroleum Corporation                                 5,700             345,919
  Schlumberger Limited                                          15,500           1,247,750
                                                                            --------------
                                                                                 1,593,669



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                                  GROWTH PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)


DESCRIPTION                                                    SHARES             VALUE
PUBLISHING NEWS (1.25%)
  Dun & Bradstreet                                               7,900      $      244,406
  Gannett Company, Incorporated                                 13,700             846,831
                                                                            --------------
                                                                                 1,091,237
RETAIL - GROCERY (0.55%)
  Kroger Company*                                               13,100             483,881
                                                                            --------------
                                                                                   483,881
RETAIL - TRADE (7.49%)
  Dayton Hudson Corporation                                      8,500             573,750
  Home Depot                                                    29,100           1,713,261
  Rite Aid Corportion                                            3,700             217,144
  TJX Companies, Incorporated                                   11,100             381,563
  Wal-Mart Stores, Incorporated                                 81,400           3,210,213
  Walgreen Company                                              14,900             467,488
                                                                            --------------
                                                                                 6,563,419
TELECOMMUNICATIONS (4.69%)
  GTE Corporation                                               28,100           1,468,225
  Lucent Technology                                             15,500           1,238,063
  SBC Communications, Incorporated                              13,300             974,225
  Tellabs, Incorporated*                                         8,200             433,575
                                                                            --------------
                                                                                 4,114,088
TOBACCO (3.12%)
  Philip Morris Cos., Incorporated                              60,300           2,732,344
                                                                            --------------
                                                                                 2,732,344
TOYS (0.37%)
  Mattel, Incorporated                                           8,800             327,800
                                                                            --------------
                                                                                   327,800

       TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $72,037,678)             $   87,647,128
                                                                            --------------
                                                                            --------------


* Non-income producing security


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             VALUE AND INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


DESCRIPTION                                           SHARES          VALUE
COMMON STOCK (97.70%)

AEROSPACE - DEFENSE (1.21%)
  Boeing Company                                       6,300   $    308,306
  General Dynamics Corporation                         7,500        648,281
                                                               ------------
                                                                    956,587
AIR TRAVEL (1.19%)
  AMR Corporation*                                     7,300        938,050
                                                               ------------
                                                                    938,050
AUTOMOBILES (4.66%)
  Chrysler Corporation                                 9,200        323,725
  Ford Motor Company                                  38,100      1,854,994
  General Motors Corporation                          24,800      1,503,500
                                                               ------------
                                                                  3,682,219
BANKS/SAVINGS & LOANS (16.63%)
  Banc One Corporation                                 7,700        418,206
  Bankamerica Corporation                             12,200        890,600
  Bankers Trust New York Corporation                   8,600        966,963
  Chase Manhattan Corporation                         10,000      1,095,000
  Citicorp                                            15,800      1,997,712
  Comerica, Incorporated                               8,800        794,200
  First Chicago NBD Corporation                       13,100      1,093,850
  First Union Corporation                             24,200      1,240,250
  Fleet Financial Group, Incorporated                 16,800      1,258,950
  Golden West Financial Corporation                   10,000        978,125
  Greentree Financial                                 20,400        534,225
  J.P.Morgan & Company                                 5,300        598,238
  Nationsbank Corporation                              6,300        383,119
  Republic of New York Corporation                     7,600        867,825
                                                               ------------
                                                                 13,117,263
BROKERAGES (1.96%)
  Morgan Stanley Dean Witter Discover                 26,200      1,549,075
                                                               ------------
                                                                  1,549,075
BUILDING & CONSTRUCTION (0.50%)
  Centex Corporation                                   6,300        396,506
                                                               ------------
                                                                    396,506



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             VALUE AND INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                           SHARES         VALUE
CHEMICALS (3.14%)
  Dow Chemical Company                                11,200    $ 1,136,800
  Engelhard Corporation                               10,300        178,963
  Rohm & Haas Company                                  5,700        545,775
  Union Carbide Corporation                           14,400        618,300
                                                                -----------
                                                                  2,479,838
COMPUTER SYSTEMS & SERVICES (5.20%)
  Compaq Computer Corporation                          5,600        316,050
  Digital Equipment Corporation*                      17,700        654,900
  Hewlett Packard Company                              7,600        475,000
  IBM Corporation                                     22,400      2,342,200
  Unisys Corporation*                                 22,900        317,738
                                                                -----------
                                                                  4,105,888
DIVERSIFIED MANUFACTURER (0.63%)
  Tenneco, Incorporated                               12,600        497,700
                                                                -----------
                                                                    497,700
ELECTRIC UTILITIES (4.46%)
  Dominion Resources, Incorporated                     5,200        221,325
  Entergy Corporation                                 33,100        990,931
  First Energy Corporation*                           19,600        568,400
  GPU, Incorporated                                   19,200        808,800
  Public Service Enterprise                           29,400        931,613
                                                                -----------
                                                                  3,521,069
ELECTRONICS (1.84%)
  KLA - Tencor Corporation*                            6,000        231,750
  National Semiconductors*                            30,200        783,312
  Raytheon Company Class A                             1,581         77,988
  Tektronix, Incorporated                              9,100        361,156
                                                                -----------
                                                                  1,454,206
ENTERTAINMENT & LEISURE (2.22%)
  Brunswick Corporation                               25,700        779,031
  Ryan's Steak Houses, Incorporated*                  66,600        570,263
  The Walt Disney Company                              4,100        406,156
                                                                -----------
                                                                  1,755,450
FOODS (2.33%)
  Archer-Daniels Midland Company                      20,000        433,750
  Fleming Companies, Incorporated                      9,900        133,031
  Supervalu, Incorporated                             17,500        732,813
  Whitman Corporation                                 20,700        539,494
                                                                -----------
                                                                  1,839,088



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             VALUE AND INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)



DESCRIPTION                                           SHARES         VALUE
HOUSEHOLD PRODUCTS (1.84%)
  Owens Illinois, Incorporated*                       20,400    $   773,925
  Maytag Corporation                                  18,100        675,356
                                                                -----------
                                                                  1,449,281
INSURANCE (5.00%)
  Allstate Corporation                                 2,700        245,363
  Cigna Corporation                                    1,500        259,594
  Conseco, Incorporated                               21,700        985,993
  Loews Corporation                                    4,000        424,500
  MBIA, Incorporated                                  13,200        881,925
  Torchmark Corporation                               23,000        967,437
  Traveler's Group, Incorporated                       3,450        185,869
                                                                -----------
                                                                  3,950,681
MACHINERY (4.55%)
  Aeroquip-Vickers, Incorporated                      12,100        593,656
  Case Corporation                                     5,400        326,363
  Caterpillar, Incorporated                           23,100      1,121,793
  Cummins Engine, Incorporated                        10,300        608,344
  Dana Corporation                                     7,100        337,250
  Parker-Hannifin Corporation                         13,100        600,963
                                                                -----------
                                                                  3,588,369
MANAGED CARE (0.50%)
  Tenet Healthcare Corporation*                       11,800        390,875
                                                                -----------
                                                                    390,875
METALS (3.51%)
  Alcoa Aluminum                                       8,200        577,074
  Barrick Gold Corporation                            53,900      1,003,887
  Bethlehem Steel Corporation*                        26,900        232,013
  Phelps Dodge Corporation                             7,900        491,775
  U.S. Steel Group, Incorporated                      14,900        465,625
                                                                -----------
                                                                  2,770,374
OIL & GAS (15.10%)
  Ashland, Incorporated                               13,300        714,044
  Chevron Corporation                                 18,400      1,416,800
  Coastal Corporation                                  8,500        526,469



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             VALUE AND INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                     (CONTINUED)


DESCRIPTION                                           SHARES          VALUE
OIL & GAS (CONTINUED)
  Columbia Gas Systems, Incorporated                  12,100    $   950,606
  Exxon Corporation                                   27,600      1,688,775
  Mobil Corporation                                   18,900      1,364,343
  Phillips Petroleum Company                          21,700      1,055,163
  Rowan Companies, Incorporated*                      21,400        652,700
  Royal Dutch Petroleum Company                       15,200        823,650
  Texaco, Incorporated                                17,600        957,000
  Union Pacific Resources Group                       31,300        759,025
  USX-Marathon Group                                  30,100      1,015,875
                                                                -----------
                                                                 11,924,450
PAPER & FOREST PRODUCTS (0.21%)
  International Paper Company                          3,900        168,188
                                                                -----------
                                                                    168,188
PHARMACEUTICALS (1.27%)
  Bristol-Myers Squibb Company                         4,200        397,425
  Schering-Plough Corporation                          9,800        608,825
                                                                -----------
                                                                  1,006,250
PRINTING & PUBLISHING (3.26%)
  American Greetings Corporation                      13,700        536,013
  Gannett Company, Incorporated                       12,700        785,019
  Harland, John H. Company                             8,300        174,300
  Tribune Company                                     17,300      1,076,924
                                                                -----------
                                                                  2,572,256
RAILROADS (0.60%)
  CSX Corporation                                      8,700        469,800
                                                                -----------
                                                                    469,800
RETAIL - TRADE (3.41%)
  Dayton Hudson Corporation                            8,100        546,750
  Federated Department Stores*                        15,600        671,775
  TJX Companies, Incorporated                         26,600        914,375
  Reebok International Limited*                        7,500        216,094
  Woolworth Corporation*                              16,800        342,300
                                                                -----------
                                                                  2,691,294



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             VALUE AND INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)

DESCRIPTION                                                                                          SHARES         VALUE
TELECOMMUNICATIONS (11.46%)
  AT&T Company                                                                                       50,500   $  3,093,123
  Ameritech Corporation                                                                              13,500      1,086,750
  Bell Atlantic Corporation                                                                          23,670      2,153,970
  Bellsouth Corporation                                                                              15,500        872,844
  Nextlevel Systems, Incorporated*                                                                   39,700        709,638
  SBC Communications, Incorporated                                                                    9,900        725,175
  U.S. West Communications Group                                                                      9,000        406,125
                                                                                                              ------------
                                                                                                                 9,047,625
TRUCKING (1.02%)
  Ryder Systems, Incorporated                                                                        24,700        808,925
                                                                                                              ------------
                                                                                                                   808,925

      TOTAL COMMON STOCK (IDENTIFIED COST $62,714,287)                                                          77,131,307
                                                                                                              ------------

SHORT-TERM INVESTMENTS (2.30%)



                                                                  INTEREST       MATURITY     PRINCIPAL
                                                                   RATE(1)        DATE         AMOUNT
U.S. Treasury Bill (2)                                               5.110%       03/19/98    $   440,000        435,250

Fifth Third Bank Repurchase Agreement (collateralized by             5.700%       01/02/98      1,377,533      1,377,533
  1,364,000 U.S. Treasury Notes, 7.5%, 10/31/99, market value                                                -----------
  $1,405,346)

            TOTAL SHORT-TERM INVESTMENTS                                                                       1,812,783
                                                                                                             -----------
           (IDENTIFIED COST $1,812,783)

            TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $64,527,070)                                         $78,944,090
                                                                                                             -----------
                                                                                                             -----------


* Non-income producing security
(1) Yield at time of purchase
(2) Security has been segregated with the custodian to cover margin requirements for the following open futures contracts at December 31, 1997 as collateral


                                                   UNITS PER                      CURRENT      UNREALIZED
TYPE                    EXPIRATION     CONTRACTS    CONTRACT        PRICE          VALUE     APPRECIATION
S&P 500 Future           03/23/98          7           250          $980.00     $1,715,000   $     15,350



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             SMALL TO MID CAP PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


DESCRIPTION                                           SHARES          VALUE
COMMON STOCK (100.00%)

ADVERTISING (1.94%)
  Belo A H Corporation Del                            29,800   $  1,672,525
  Valassis Communications*                            18,900        699,300
                                                               ------------
                                                                  2,371,825
AEROSPACE - DEFENSE (0.99%)
  Gulfstream Aerospace Corporation*                   24,800        725,400
  Thiokol Corporation                                  6,000        487,500
                                                               ------------
                                                                  1,212,900
AIR TRAVEL (1.24%)
  Pittson Company Brinks Group                        11,600        466,900
  UAL Corporation*                                    11,300      1,045,250
                                                               ------------
                                                                  1,512,150
AUTOMOTIVE PARTS & EQUIPMENT (1.34%)
  Arvin Industry, Incorporated                         9,500        316,469
  Lear Seating Corporation*                           14,200        674,500
  Polaris Industry, Incorporated                      10,200        311,738
  Wynn's International                                10,350        329,906
                                                               ------------
                                                                  1,632,613
BANKS/SAVINGS & LOANS (11.74%)
  Albank Financial Corporation                        12,700        653,256
  Amsouth Bancorporation                              30,600      1,661,963
  Citfed Bancorp                                       9,700        378,300
  City National Corporation                           32,000      1,182,000
  First Citizens Bancshares, Incorporated              2,000        204,125
  Great Financial Corporation                         13,600        693,600
  Greenpoint Financial                                11,000        798,188
  Imperial Bancorporation*                            33,800      1,666,763
  North Fork Bancorporation                           51,368      1,724,039
  Northern Trust Corporation                          22,800      1,590,300
  Peoples Heritage Financial Savings Bank             15,800        726,800
  Popular, Incorporated                               15,800        782,100
  Star Banc Corporation                               33,000      1,893,375
  T R Financial Corporation                           11,200        372,400
                                                               ------------
                                                                 14,327,209
BROKERAGE (3.99%)
  A.G. Edwards, Incorporated                          21,200        842,700
  Donaldson Lufkin Jenrette                            6,700        532,650
  Lehman Brothers Holdings, Incorporated              39,400      2,009,400
  Paine Webber, Incorporated                          43,050      1,487,916
                                                               ------------
                                                                  4,872,666



--------------------------------------------------------------------------------


See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             SMALL TO MID CAP PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                           SHARES          VALUE
BUILDING & CONSTRUCTION (1.80%)
  Newport News Shipbuilding                           42,100    $ 1,070,919
  NVR, Incorporated*                                  24,200        529,375
  U.S. Home Corporation*                              15,300        600,525
                                                                -----------
                                                                  2,200,819
BUSINESS SERVICES (1.63%)
  Gtech Holdings Corporation*                         22,400        715,400
  Personnel Group of America, Incorporated*           20,500        676,500
  Robert Half International, Incorporated*            14,800        592,000
                                                                -----------
                                                                  1,983,900
CHEMICALS (4.13%)
  Chemed Corporation                                  16,300        675,431
  Collagen Corporation                                 7,100        148,213
  Dexter Corporation                                  17,000        734,188
  Lyondell Petroleum Company                          54,000      1,431,000
  Tredegar Industries, Incorporated                   12,400        816,850
  Water Corporation*                                  32,700      1,230,338
                                                                -----------
                                                                  5,036,020
COMPUTER SOFTWARE & SERVICES (4.81%)
  Cadence Design Systems, Incorporated*               65,700      1,609,650
  Computer Learning Center, Incorporated*             18,500      1,133,125
  Fiserv Incorporated*                                14,721        723,169
  Keane Incorporated*                                 22,800        926,250
  Tech Data Corporation*                              15,800        614,225
  Systems & Computer Technology Corporation*          17,300        858,513
                                                                -----------
                                                                  5,864,932
CONSTRUCTION EQUIPMENT (1.45%)
  Southdown, Incorporated                             11,900        702,100
  USG Corporation*                                    21,700      1,063,300
                                                                -----------
                                                                  1,765,400
DRUGS & PHARMACEUTICALS (3.78%)
  Bindley Western Industry, Incorporated              47,700      1,472,738
  Dura Pharmaceuticals*                               25,200      1,156,050
  Parexel International Corporation*                  12,700        469,900
  Perrigo Company*                                    61,300        819,888
  Theragenics Corporation*                            19,300        694,800
                                                                -----------
                                                                  4,613,376
ELECTRICAL EQUIPMENT (0.87%)
  AVX Corporation                                     32,900        606,594
  C & D Technologies, Incorporated                     9,400        453,550
                                                                -----------
                                                                  1,060,144



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             SMALL TO MID CAP PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                           SHARES          VALUE
ELECTRICAL UTILITIES (5.28%)
  Commonwealth Energy Systems                          7,100   $    236,075
  Ipalco Enterprises, Incorporated                    64,800      2,717,550
  Minnesota Power & Light Company                     17,400        757,988
  New York State Electric & Gas                       77,100      2,737,035
                                                               ------------
                                                                  6,448,648
ELECTRONICS (1.37%)
  SCI Systems*                                        38,300      1,668,444
                                                               ------------
                                                                  1,668,444
FINANCE (0.99%)
  Student Holdings, Incorporated                       8,700      1,210,388
                                                               ------------
                                                                  1,210,388
FOODS (2.59%)
  Interstate Bakeries                                 66,600      2,489,175
  Richfood Holdings, Incorporated                     23,900        675,175
                                                               ------------
                                                                  3,164,350
HOLDING COMPANY (0.36%)
  SPS Technologies, Incorporated*                     10,100        440,613
                                                               ------------
                                                                    440,613
HOSPITAL MANAGEMENT (3.86%)
  Lincare Holdings, Incorporated*                     12,700        723,900
  Total Renal Care Holdings*                          35,100        965,250
  Universal Health Services, Incorporated*            60,000      3,022,500
                                                               ------------
                                                                  4,711,650
INSURANCE (9.49%)
  American Bankers Insurance                          12,200        560,438
  Berkshire Hathaway, Incorporated*                       60      2,760,000
  Equitable Cos, Incorporated                         22,200      1,104,450
  Everst Reinsurance Holding                          67,900      2,800,875
  Fremont General Company                             10,200        558,450
  Mercury General Corporation                         29,000      1,602,250
  Old Republic International Corporation              50,000      1,859,375
  Wellpoint Health Networks, Incorporated*             8,000        338,000
                                                               ------------
                                                                 11,583,838
MACHINERY (2.83%)
  Donaldson Company, Incorporated                     10,400        468,650
  Gardner Denver Machinery, Incorporated*             28,500        721,406
  Kaydon Corporation                                  11,700        381,713
  Lexmark International Group, Incorporated Cl A*     14,300        543,400
  Robbins & Myers, Incorporated                       25,500      1,010,438
  Trinity Industries, Incorporated                     7,300        325,763
                                                               ------------
                                                                  3,451,370



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             SMALL TO MID CAP PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


DESCRIPTION                                           SHARES          VALUE
METALS (2.30%)
  National Steel Corporation*                         34,500    $   398,906
  Precision Castparts Corporation                     29,900      1,803,344
  RMI Titanium Company*                               30,200        604,000
                                                                -----------
                                                                  2,806,250
OFFICE EQUIPMENT & SUPPLIES (2.54%)
  Comdisco, Incorporated                              27,000        902,813
  Storage Technology Corporation*                     30,100      1,864,319
  Symantec Corporation*                               15,000        329,063
                                                                -----------
                                                                  3,096,195
OIL & GAS (7.42%)
  Cooper Cameron Corporation*                         34,500      2,104,500
  Devon Energy Corporation                            13,100        504,350
  Houston Exploration Company*                        40,300        740,513
  Marine Drilling Company, Incorporated*              41,800        867,350
  National Fuel Gas                                   22,400      1,090,600
  Newpark Resources, Incorporated*                    27,380        479,150
  Pioneer Natural Resources, Company*                 11,900        344,356
  Tesoro Petroleum Corporation*                       36,800        570,400
  Tosco Corporation                                    5,400        204,188
  Veritas DGC, Incorporated*                          27,000      1,066,500
  Vintage Petroleum, Incorporated                     57,200      1,086,800
                                                                -----------
                                                                  9,058,707
OTHER DURABLE GOODS (1.03%)
  Avondale Industries, Incorporated*                  16,000        475,000
  Vulcan Materials Company                             7,600        776,150
                                                                -----------
                                                                  1,251,150
PAPER & FOREST PRODUCTS (0.58%)
  Rayonier, Incorporated                              16,600        706,538
                                                                -----------
                                                                    706,538
PRINTING & PUBLISHING (1.49%)
  Central Newspaper                                    5,500        406,656
  Pulitzer Publishing Company                         12,400        778,875
  Washington Post Company                              1,300        632,450
                                                                -----------
                                                                  1,817,981
RAILROADS (0.24%)
  Kansas City Southern Industries                      9,100        288,925
                                                                -----------
                                                                    288,925
RETAIL - GROCERY (0.20%)
  Whole Foods Market, Incorporated*                    4,800        245,400
                                                                -----------
                                                                    245,400



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                             SMALL TO MID CAP PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)


DESCRIPTION                                              SHARES          VALUE
RETAIL - TRADE (8.59%)
  Best Buy Company*                                      25,300   $    932,938
  CompUSA Incorporated*                                   5,600        173,600
  Ethan Allen Interiors                                  48,900      1,885,706
  Hillenbrand Industries, Incorporated                   16,000        819,000
  Jones Apparel Group, Incorporated*                     30,600      1,315,800
  Kohls Corporation*                                     10,300        701,688
  Payless Shoesource, Incorporated*                       7,600        510,150
  Ross Stores, Incorporated                              83,800      3,048,225
  Russ Berrie & Company, Incorporated                    41,800      1,097,250
                                                                  ------------
                                                                    10,484,357
RESTUARANTS (1.56%)
  CKE Restaurants, Incorporated                          45,100      1,899,838
                                                                  ------------
                                                                     1,899,838
TECHNOLOGY (2.17%)
  DST Systems, Incorporated*                             18,100        772,644
  Smart Modular Technology, Incorporated*                81,400      1,872,200
                                                                  ------------
                                                                     2,644,844
TELECOMMUNICATIONS (2.79%)
  Aliant Communications                                  29,300        919,288
  Cincinnati Bell, Incorporated                          38,200      1,184,200
  Superior Telecom, Incorporated*                        13,400        463,138
  World Access Incorporated*                             35,300        842,788
                                                                  ------------
                                                                     3,409,414
TOBACCO (1.60%)
  Universal Corporation                                  47,400      1,949,325
                                                                  ------------
                                                                     1,949,325
TRANSPORATION (1.01%)
  U.S.  Freightways Corporation                          23,700        770,250
  Varlen Corporation                                     18,982        465,356
                                                                  ------------
                                                                     1,235,606

    TOTAL INVESTMENTS (IDENTIFIED COST $98,717,401)               $122,027,785
                                                                  ------------



* Non-income producing security


--------------------------------------------------------------------------------
See notes to financial statements

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997


DESCRIPTION                                           SHARES            VALUE
COMMON STOCK (94.71%)

ARGENTINA (.80%)
  Perez Companc ADR                                   34,911      $   484,390
  Sociedad Anonima ADR                                23,300          796,569
                                                                  -----------
                                                                    1,280,959
AUSTRALIA (2.16%)
  News Corporation                                   231,700        1,278,698
  Southcorp Holdings                                 325,000        1,075,736
  Westpac                                            170,000        1,087,282
                                                                  -----------
                                                                    3,441,716
BELGIUM (1.16%)
  Banque Bruxelles Lambert (BBL)                       4,380        1,170,368
  Barco N.V. (Barco Industries)                        3,700          679,085
                                                                  -----------
                                                                    1,849,453
BRAZIL (1.74%)
  Centrais Eletricas Brasi Sponsored ADR              48,000        1,224,000
  Telec De Sao Paulo Sa                            5,800,000        1,543,469
                                                                  -----------
                                                                    2,767,469
DENMARK (1.82%)
  Bikuben Girobank                                    20,000        1,346,534
  Tele Danmark A/S 'B'*                               25,000        1,551,727
                                                                  -----------
                                                                    2,898,261
FINLAND (1.91%)
  Nokia Corporation                                   23,000        1,610,000
  Raision Tehtaat                                     12,050        1,431,709
                                                                  -----------
                                                                    3,041,709
FRANCE (7.81%)
  Axa Uap                                             32,100        2,484,927
  Cap Gemini                                          26,000        2,132,862
  Cie Fin Paribas 'A'                                 15,000        1,304,053
  Dessault Systemes                                   30,900          942,533
  Elf Aquitaine                                       14,700        1,710,478
  Groupe Danone Sponsored ADR                         46,400        1,658,800
  Schneider Sa                                        19,992        1,086,027
  Synthelabo                                           8,900        1,112,526
                                                                  -----------
                                                                   12,432,206




--------------------------------------------------------------------------------
See notes to financial statements

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997
                                     (CONTINUED)

DESCRIPTION                                           SHARES            VALUE
GERMANY (9.01%)
  Adidas                                              17,000      $ 2,250,225
  Bayerische Vereinsbank                              28,800        1,858,020
  Deutsche Bank AG                                    27,000        1,889,054
  Deutsche Lufthansa                                  97,200        1,827,187
  Mannesmann                                           5,000        2,511,063
  RWE AG                                              49,400        2,651,271
  SAP AG                                               4,500        1,365,234
                                                                  -----------
                                                                   14,352,054
GREAT BRITAIN (15.78%)
  Amvescap PLC                                       249,500        2,147,061
  Bank Of Ireland                                    145,700        2,241,548
  Barclays PLC                                        76,100        2,025,981
  British Aerospace PLC                               77,093        2,208,442
  British Energy PLC                                 235,000        1,635,612
  Diageo PLC                                         124,000        1,141,548
  Glaxo Holdings PLC                                  71,000        1,682,261
  Lloyds Tsb Group                                   121,859        1,575,986
  Misys Systems                                       74,000        2,240,381
  National Westminster Bank PLC                       72,200        1,202,236
  Railtrack Group PLC                                109,007        1,734,416
  Reuter's Holdings PLC                              160,800        1,759,462
  Sainsbury                                          174,500        1,461,455
  Unilever PLC                                       241,600        2,071,127
                                                                  -----------
                                                                   25,127,516
HONG KONG (1.47%)
  HSBC Holdings                                       35,900          884,959
  Hutchison Whampoa                                  233,000        1,461,463
                                                                  -----------
                                                                    2,346,422
HUNGARY (1.06%)
  Gedeon Richter                                       7,200          817,770
  Magyar Tavkozlesi*                                  33,750          877,500
                                                                  -----------
                                                                    1,695,270
IRELAND (.36%)
  Bank Of Ireland                                     37,100          572,159
                                                                  -----------
                                                                      572,159
ISRAEL (.34%)
  Formula Systems*                                    17,400          535,687
                                                                  -----------
                                                                      535,687

--------------------------------------------------------------------------------
See notes to financial statements

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997
                                     (CONTINUED)

DESCRIPTION                                           SHARES            VALUE
ITALY (4.38%)
  Credito Italiano                                   500,000      $ 1,542,707
  Italgas Company                                    290,000        1,195,596
  Telecom Italia Mobile                              465,600        2,150,245
  Telecom Italia                                     327,000        2,089,994
                                                                  -----------
                                                                    6,978,542
JAPAN (19.76%)
  Aiwa Company                                        56,200        1,422,062
  Bridgestone                                         76,000        1,654,194
  Credit Saison                                       67,000        1,659,269
  Fuji Photo Film                                     30,000        1,153,659
  Honda Motor Company                                 50,000        1,842,009
  Ibiden Company                                      63,000          765,568
  Keyence Corporation                                  8,000        1,187,500
  Minebea Company                                    135,000        1,453,610
  Nichiei Company Limited                             19,200        2,052,591
  Nintendo Company                                    18,600        1,831,088
  Nippon Telephone & Telegraph                           127        1,093,976
  NTT Data Communications Systems                         24        1,297,636
  Orix Corporation                                    24,300        1,700,724
  Rohm Company                                         7,000          716,038
  Sankyo Company                                      40,000          907,545
  Seven Eleven Japan                                  16,000        1,137,046
  SMC                                                 16,000        1,415,155
  Sony Chemicals                                      61,000        1,163,504
  Sony Corporation                                    29,000        2,587,275
  Sumitomo Special Metals                             34,000          685,120
  Takeda Chemical Industries                          59,000        1,688,034
  TDK Corporation                                     16,000        1,210,880
  Terumo Corporation                                  57,000          841,710
                                                                  -----------
                                                                   31,466,193
KOREA, REPUBLIC OF (.01%)
  SK Telecom Company Limited ADR                         433            2,812
                                                                  -----------
                                                                        2,812
MEXICO (2.32%)
  Cifra Sa Series "V" ADR                            381,940          938,054
  Coca-Cola Femsa de Mexico ADR                        6,400          371,200
  Corporacion Interamericana De Entretenimiento SA*  193,400        1,501,753
  Organizacion Soriana 'B'                           204,000          890,718
                                                                  -----------
                                                                    3,701,725

--------------------------------------------------------------------------------
See notes to financial statements

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997
                                     (CONTINUED)

DESCRIPTION                                           SHARES            VALUE
NETHERLANDS (4.30%)
  Aegon NV                                               172      $    15,315
  Akzo NV                                              8,000        1,379,619
  Baan Company NV*                                    30,400          995,725
  Internatio Muller NV                                37,375        1,176,250
  KLM - Konin Luchtvaart Mij NV                       34,419        1,273,378
  OCE Van Der NV                                          63            6,868
  Philips Electronics                                 19,900        1,193,670
  Polygram                                            17,000          813,426
                                                                  -----------
                                                                    6,854,251
NORWAY (1.44%)
  A/S Tomra Systems                                   42,000          940,019
  Petroleum Geo-Services Sponsored ADR*               20,900        1,353,275
                                                                  -----------
                                                                    2,293,294
PORTUGAL (1.55%)
  Banco Portugal De Invest                            27,500          669,384
  Portugal Telecom                                    24,200        1,124,146
  Telecel Comunicasoes Pessoais SA*                    6,300          671,998
                                                                  -----------
                                                                    2,465,528
RUSSIA (1.23%)
  Ao Mosenergo ADR*                                   16,000          598,187
  Gazprom ADR                                         30,600          738,225
  Oil Company Lukoil Sponsored ADR                     6,750          617,625
                                                                  -----------
                                                                    1,954,037
SINGAPORE (1.13%)
  Dairy Farm International Holdings                  808,000          872,640
  Singapore Technology Engineering*                1,207,425          931,578
                                                                  -----------
                                                                    1,804,218
SOUTH AFRICA (.81%)
  Barlow Limited                                      65,700          557,586
  Dimension Data Holdings Company                    168,000          724,978
                                                                  -----------
                                                                    1,282,564
SPAIN (2.86%)
  Fomento De Construccion Y                           31,600        1,202,503
  Grupo Acciona SA                                     7,000        1,141,748
  Tabacalera Series 'A'                               27,200        2,203,977
                                                                  -----------
                                                                    4,548,228



--------------------------------------------------------------------------------
See notes to financial statements

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997
                                     (CONTINUED)

DESCRIPTION                                           SHARES            VALUE
SWEDEN (1.96%)
  Ericsson L M Tel Company ADR                        53,000    $   1,977,563
  Nordbanken Holding Company*                        203,500        1,151,593
                                                                -------------
                                                                    3,129,156
SWITZERLAND (6.25%)
  Ares Serono Group B                                    820        1,354,906
  Nestle                                               1,500        2,251,208
  Novartis Registered                                  1,365        2,217,989
  Schweiz Rueckvers                                    1,200        2,247,711
  UBS (Br)                                             1,300        1,882,417
                                                                -------------
                                                                    9,954,231
TAIWAN (.31%)
  Taiwan Semiconductor*                               27,500          500,156
                                                                -------------
                                                                      500,156
TURKEY (.36%)
  Tofas Fabrika                                   10,100,000          572,981
                                                                -------------
                                                                      572,981
VENEZUELA (.62%)
  Compania Anonima Telefon                            15,600          649,350
  Siderurgica Venezolana ADR                          78,900          330,125
                                                                -------------
                                                                      979,475

            TOTAL COMMON STOCK (IDENTIFIED COST
              $137,998,440)                                       150,828,272
                                                                -------------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (5.29%)

                           INTEREST   MATURITY      PRINCIPAL
                           RATE (1)       DATE         AMOUNT
COMMERCIAL PAPER
  American Express            6.65%   01/02/98    $ 7,648,000   $   7,646,587
  Associates Corporation      6.64%   01/02/98        786,000         785,855
                                                                -------------

            TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS       8,432,442
            (IDENTIFIED COST $8,432,442)                        -------------

            TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST
            $146,430,882)                                       $ 159,260,714
                                                                -------------
                                                                -------------

* Non-income producing security
(1) Yield at time of purchase

--------------------------------------------------------------------------------
See notes to financial statements.

                                 ACCESSOR FUNDS, INC.
                            INTERNATIONAL EQUITY PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1997
                                     (CONCLUDED)

FORWARD CURRENCY CONTRACTS

         CURRENCY               CONTRACT    CONTRACT    UNREALIZED    DELIVERY
                                 PRICE        VALUE    DEPRECIATION     DATE
  LIABILITIES
  Australian Dollar (Buy)         1.5170     526,853         6,100    1/7/98
  Italian Lira (Buy)           1758.4000   1,193,038         6,476    1/8/98
  Swiss Franc (Buy)               1.4527   1,028,290         4,124    1/6/98
  Swiss Franc (Buy)               1.4527     561,258         2,251    1/6/98
  Swiss Franc (Buy)               1.4521     902,582         3,991    1/8/98
  Japanese Yen (Buy)            128.8700     141,253         1,251    1/6/98
  Japanese Yen (Buy)            129.7000      24,629            60    1/7/98
                                                          --------
                                                            24,253



--------------------------------------------------------------------------------
See notes to financial statements.

                                ACCESSOR FUNDS, INC.
                        INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


                                                                     INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                            RATE         DATE       AMOUNT        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (1.30%)

  Collateralized Mortgage Securities Corporation                       9.450%     02/01/17    $ 535,194   $   581,720
  Merrill Lynch Mortgage Investments, Inc., Series 1992-D              8.150%     07/15/17      100,000       104,352
                                                                                                          -----------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                         686,072
             (IDENTIFIED COST $687,195)

ASSET BACKED SECURITIES (22.79%)

  Bridgestone/Firestone Master Trust, Series 1996-1                    6.170%     07/01/03    1,000,000     1,002,890
  CPS 1997-4 A1                                                        6.070%     03/15/03    1,126,096     1,124,600
  Captiva CBO                                                          6.860%     11/30/09    1,200,000     1,204,296
  Carco Automotive                                                     6.689%     08/15/04    1,000,000     1,010,240
  Chemical Master Credit Card Trust, Series 1996-2                     5.980%     09/15/08    2,000,000     1,969,960
  Delta Funding Home Equity Loan Trust, Series 1996-1                  6.810%     02/25/11      870,000       870,087
  Ford Credit Auto Loan Master Trust, Series 1995-1                    6.500%     08/15/02      500,000       505,235
  Ford Credit Grantor Trust, Series 1995-A                             5.900%     05/15/00       78,532        78,514
  Olympic Auto Receivables Trust, Series 1996-B                        6.500%     12/15/00    1,000,000     1,002,810
  The Money Store Home Equity Trust, Series 1997-B                     6.420%     11/15/09    1,000,000       999,610
  ONYX 1996-2 A                                                        6.400%     10/15/01      916,847       920,450
  Standard Credit Card Master Trust, Series 1995-8A                    6.700%     09/07/02      300,000       304,653
  World Financial Network Credit Card Master Trust, Ser 1996-A         6.700%     02/15/04    1,000,000     1,020,480
                                                                                                          -----------
            TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $11,837,190)                                    12,013,825
                                                                                                          -----------

CORPORATE BONDS (13.59%)

ELECTRIC UTILITIES (2.00%)
  Big River Utility Company                                           10.700%     09/15/17    1,000,000     1,054,061

FINANCIAL (9.04%)
  ABN Amro Bank                                                        7.300%     12/01/26      250,000       254,433
  First Chicago Bank                                                   7.750%     12/01/26    1,000,000     1,040,172
  Midland Bank PLC                                                     6.120%     09/29/49      200,000       171,170
  Mic Financing Trust                                                  8.375%     02/01/27    1,000,000     1,045,426
  Nations Bank Corporation                                             8.570%     11/15/24    1,000,000     1,209,815
  Safeco                                                               8.072%     07/15/37    1,000,000     1,048,409
                                                                                                          -----------
                                                                                                            4,769,425


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                        INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)

                                                                     INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                            RATE         DATE       AMOUNT        VALUE
INDUSTRIAL (2.55%)
  Kaiser Found Hospital                                                8.750%     08/11/03  $ 1,200,000   $ 1,342,604

  TOTAL CORPORATE BONDS (IDENTIFIED COST $6,917,136)                                                        7,166,090
                                                                                                          -----------

U.S. GOVERNMENT AND AGENCY SECURITIES (58.46%)

U.S. TREASURY BONDS (41.60%)
  United States Treasury Bond                                         14.000%     11/15/11      500,000       777,032
  United States Treasury Bond                                         12.500%     08/15/14      250,000       386,563
  United States Treasury Bond                                         10.750%     05/15/03    3,800,000     4,665,689
  United States Treasury Bond                                          9.875%     11/15/15      566,000       804,958
  United States Treasury Bond                                          8.500%     02/15/20    1,808,000     2,349,836
  United States Treasury Bond                                          8.750%     08/15/20      800,000     1,066,750
  United States Treasury Bond                                          7.250%     05/15/04    1,000,000     1,079,375
  United States Treasury Bond                                          7.250%     08/15/04    1,000,000     1,080,938
  United States Treasury Bond                                          6.500%     10/15/06      300,000       314,156
  United States Treasury Bond                                          6.500%     11/15/26    1,500,000     1,601,250
  United States Treasury Bond                                          6.250%     02/15/03    4,000,000     4,091,252
  United States Treasury Bond                                          6.625%     02/15/27      800,000       868,250
  United States Treasury Bond                                          6.375%     08/15/27    2,700,000     2,846,813
                                                                                                          -----------
                                                                                                           21,932,862
U.S. TREASURY NOTES (14.03%)
  United States Treasury Note                                          7.125%     09/30/99      800,000       819,000
  United States Treasury Note                                          7.750%     12/31/99      770,000       800,079
  United States Treasury Note                                          6.375%     03/31/01    3,700,000     3,769,375
  United States Treasury Note                                          5.875%     02/15/00    2,000,000     2,008,126
                                                                                                          -----------
                                                                                                            7,396,580
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (1.89%)
  FHLMC                                                                7.125%     07/21/99      500,000       509,693
  FHLMC                                                                5.780%     10/22/03      500,000       487,596
                                                                                                          -----------
                                                                                                              997,289


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                        INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)

                                                                     INTEREST     MATURITY    PRINCIPAL
DESCRIPTION                                                            RATE         DATE       AMOUNT         VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (0.94%)
  FNMA                                                                 6.170%     12/02/03     $500,000   $   493,787

            TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (IDENTIFIED COST $29,567,406)                                                                  30,820,518
                                                                                                          -----------

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (3.86%)

  Fifth Third Bank Repurchase Agreement (collateralized by             5.700%     01/02/98    2,036,173     2,036,173
    2,026,000 FHLMC Pool #G10657, 7.5%, 02/01/12, market                                                  -----------
    value $2,077,284)

            TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
            (IDENTIFIED COST $2,036,173)                                                                    2,036,173
                                                                                                          -----------

            TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $51,045,100)                                      $52,722,678
                                                                                                          -----------
                                                                                                          -----------


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                     SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997



                                                         INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                RATE           DATE          AMOUNT        VALUE
CORPORATE BONDS (14.03%)

CONSUMER GOODS (2.83%)
 Anheuser Busch Companies                                  8.750%       12/01/99    $   270,000    $   282,390
 Chrysler Financial Corporation                            6.110%       07/28/99        310,000        310,796
 Sears Roebuck Acceptance Corporation                      6.630%       07/09/02        542,000        548,939
                                                                                                   -----------
                                                                                                     1,142,125
ELECTRIC UTILITIES (1.85%)
 Consolidated Edison Corporation                           5.700%       10/01/98        225,000        224,601
 Southern California Edison Company                        5.450%       06/15/98        200,000        199,558
 Baltimore Gas & Electric Company                          8.375%       08/15/01        300,000        321,257
                                                                                                   -----------
                                                                                                       745,416
FINANCIAL (6.84%)
 Bank of Boston                                            6.380%       08/11/00        245,000        247,037
 Beneficial Corporation                                    9.125%       02/15/98        300,000        300,995
 Dean Witter Discover & Company                            6.875%       03/01/03        400,000        409,583
 Ford Motor Credit                                         6.250%       11/08/00        650,000        650,517
 Grand Metro Investment                                    6.500%       09/15/99        500,000        504,569
 IBM Credit Corporation                                    5.875%       08/25/99        300,000        299,540
 Smith Barney Shearson                                     5.625%       11/15/98        350,000        348,385
                                                                                                   -----------
                                                                                                     2,760,626
INDUSTRIAL (1.64%)
 Baxter International Incorporated                         9.250%       12/15/99        200,000        211,201
 Englehard Corporation                                     6.500%       09/01/00        445,000        450,053
                                                                                                   -----------
                                                                                                       661,254
OIL (0.63%)
 Shell Oil Corporation                                     6.625%       07/01/99        250,000        252,311

TELECOMMUNICATIONS (0.24%)
 GTE California Incorporated                               6.250%       01/15/98         95,000         95,009
                                                                                                   -----------

          TOTAL CORPORATE BONDS (IDENTIFIED COST $5,622,386)                                         5,656,741
                                                                                                   -----------

FOREIGN GOVERNMENT ISSUES (0.81%)

CANADIAN ISSUES (0.81%)
 Province of Manitoba                                      9.500%       10/01/00        300,000        325,446



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                     SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


                                                                   INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE           DATE          AMOUNT         VALUE
          TOTAL FOREIGN GOVERNMENT ISSUES (IDENTIFIED COST $324,855)                                         $   325,446
                                                                                                             -----------

U.S. GOVERNMENT AND AGENCY SECURITIES (85.16%)

U.S. TEASURY BONDS (4.89%)
  United States Treasury Bond                                        6.250%       02/15/03       $265,000        271,045
  United States Treasury Bond                                        5.750%       08/15/03      1,700,000      1,701,595
                                                                                                             -----------
                                                                                                               1,972,640
U.S. TREASURY NOTES (76.02%)
  United States Treasury Note                                        8.250%       07/15/98        185,000        187,659
  United States Treasury Note                                        7.500%       11/15/01      1,110,000      1,177,294
  United States Treasury Note                                        6.000%       10/15/99        565,000        568,178
  United States Treasury Note                                        6.750%       05/31/99      1,000,000      1,014,375
  United States Treasury Note                                        6.750%       06/30/99      2,000,000      2,031,250
  United States Treasury Note                                        6.875%       07/31/99        700,000        712,250
  United States Treasury Note                                        6.375%       03/31/01      1,285,000      1,309,094
  United States Treasury Note                                        6.250%       10/31/01        800,000        814,000
  United States Treasury Note                                        5.125%       04/30/98        330,000        329,691
  United States Treasury Note                                        4.750%       08/31/98      1,250,000      1,243,360
  United States Treasury Note                                        7.125%       09/30/99      4,000,000      4,095,000
  United States Treasury Note                                        7.750%       01/31/00        700,000        728,000
  United States Treasury Note                                        7.125%       02/29/00      3,000,000      3,087,189
  United States Treasury Note                                        5.750%       10/31/00      1,590,000      1,591,988
  United States Treasury Note                                        9.000%       05/15/98        300,000        303,750
  United States Treasury Note                                        5.625%       11/30/00      1,000,000        998,125
  United States Treasury Note                                        8.000%       08/15/99      1,970,000      2,040,181
  United States Treasury Note                                        5.625%       02/28/01        500,000        499,063
  United States Treasury Note                                        6.250%       04/30/01      1,000,000      1,015,625
  United States Treasury Note                                        6.625%       06/30/01      1,000,000      1,028,125
  United States Treasury Note                                        6.000%       08/15/99      1,150,000      1,155,750
  United States Treasury Note                                        6.375%       08/31/01        500,000        512,344
  United States Treasury Note                                        5.875%       11/15/99        565,000        566,942
  United States Treasury Note                                        6.250%       01/31/02      1,400,000      1,425,375
  United States Treasury Note                                        6.250%       02/28/02      1,300,000      1,324,375
  United States Treasury Note                                        6.625%       03/31/02         40,000         41,300
  United States Treasury Note                                        6.500%       05/31/02        430,000        442,631
  United States Treasury Note                                        6.250%       08/31/02        400,000        408,250
                                                                                                             -----------
                                                                                                              30,651,164



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                     SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)


                                                                             INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                                    RATE           DATE         AMOUNT         VALUE
U.S. TREASURY BILLS (0.76%)
  United States Treasury Bill                                                  5.040%       01/08/98    $   305,000   $    304,727

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (0.69%)
  GNMA                                                                         7.000%       02/15/08        271,849        277,226

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (0.93%)
  FHLMC                                                                        8.500%       02/01/06          7,199          7,482
  FHLMC                                                                        8.500%       08/01/06        131,346        136,500
  FHLMC                                                                        8.500%       08/01/06          8,511          8,845
  FHLMC                                                                        7.500%       01/01/08        216,804        222,732
                                                                                                                      ------------
                                                                                                                           375,559
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (1.87%)
  FNMA                                                                         7.000%       12/01/08        216,170        219,527
  FNMA                                                                         7.000%       11/01/07         84,565         85,892
  FNMA                                                                         7.000%       07/01/11        444,167        450,860
                                                                                                                      ------------
                                                                                                                           756,279
               TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (IDENTIFIED COST $33,982,855)                                                                           34,337,595
                                                                                                                      ------------

               TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $39,930,096)                                               $ 40,319,782
                                                                                                                      ------------
                                                                                                                      ------------


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


                                                              INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                     RATE           DATE          AMOUNT       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (6.47%)

  Community Program Loan Trust - 1987-A A4                      4.500%       10/01/18    $ 1,683,711    $ 1,593,834
  GMAC Mortgage Securities Incorporated                         8.950%       08/20/17         95,174         94,908
  Residential Asset Securitization Trust 1996-A9                7.500%       01/25/27      1,020,954      1,029,963
  Residential Asset Securitization Trust 1997-A9                7.250%       11/25/27      1,235,898      1,247,120
  Residential Accredit Loans Incorporated                       7.250%       10/25/27      1,860,871      1,888,785
  Rural Housing Trust 1987-1 - Rural 2C                         6.830%       04/01/26        905,947        912,696
  Ryland Mortgage Securities Corporation 1994-7A A2             7.000%       08/25/25      1,307,971      1,320,700
                                                                                                        -----------

          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                       8,088,006
           (IDENTIFIED COST $7,843,591)

BONDS (20.70%)

ASSET BACKED (3.86%)
  Chase Manhattan Grantor Trust - CMGT 1996-B                   6.610%       09/16/02        481,582        484,867
  Chevy Chase Auto Receivables Trust - 1996-2                   5.900%       07/15/03        602,212        600,622
  Contimortgage Home Equity Loan Trust 1997-4 A7                6.630%       09/15/16      1,000,000      1,001,660
  Green Tree Home Improvement Loan Trust-GTHIL 1994-D (1)       9.050%       01/15/15      1,000,000      1,060,625
  Green Tree Financial Corporation - 1996-10                    7.300%       11/15/28        800,000        837,936
  Green Tree Financial Corporation - 1997-1                     7.290%       03/02/28        800,000        837,230
                                                                                                        -----------
                                                                                                          4,822,940

PROJECT LOANS (16.84%)
  Arbors of Little Rock                                         7.450%       01/01/39      1,520,368      1,554,434
  Chapel Hill Assisted Living                                   7.750%       06/01/37        515,000        518,409
  CLC Excelsior II Apartments                                   8.040%       02/01/39      1,000,000      1,013,270
  Country Club Village                                          7.660%       10/25/33      1,675,000      1,742,660
  Creekside Square Apartments                                   7.875%       07/01/37        999,362      1,048,015


(1) Security has been segregated with the custodian to cover margin requirements for the following open future contracts at December 31, 1997.

                                                                                             UNREALIZED
               TYPE                                    EXPIRATION      CONTRACTS             DEPRECIATION
                5 Year Note Future                      03/21/98            3                  $    13
               10 Year Note Future                      03/21/98          195                    1,028
               30 Year Bond Future                      03/21/98           20                    3,261


--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                  DECEMBER 31,1997
                                    (CONTINUED)


                                                              INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                     RATE           DATE          AMOUNT         VALUE
PROJECT LOANS (CONTINUED)
  Desert Mirage Apartments                                      7.250%       11/25/37     $1,500,000   $  1,517,128
  Enclave at Quail Crossing                                     7.750%       08/31/38      1,000,000      1,006,620
  Enclave at Stonebrook                                         7.500%       08/29/37      1,028,984      1,059,378
  Evergreen Towers                                              7.250%       01/01/39      1,084,396      1,101,421
  Hillsboro Bay Club                                            7.950%       03/01/37        900,526        947,944
  Merrill Lynch Mortgage Investors, Inc-MLMI 1992-B             7.430%       09/01/22      1,265,205      1,304,446
  Orchard Park Inn                                              7.840%       03/01/28      1,019,310      1,072,869
  Poplar Towers Apartments                                      7.750%       06/01/37        400,000        420,812
  Prairie District Lofts                                        7.410%       12/01/38        945,000        962,689
  River Bluff Apartments                                        7.750%       06/01/37        260,000        261,721
  Rosewood                                                      8.000%       07/01/37      1,001,856      1,059,228
  Scottsdale Links                                              7.650%       07/01/38        973,266      1,014,326
  Sunshine Gardens West                                         7.470%       11/01/38      1,260,398      1,295,697
  Triangle Point                                                7.750%       09/30/38        983,331      1,022,280
  Villages at Clear Springs                                     7.625%       09/30/38      1,095,600      1,134,730
                                                                                                       ------------
                                                                                                         21,058,077

          TOTAL BONDS (IDENTIFIED COST $25,260,162)                                                      25,881,017

U.S. GOVERNMENT AND AGENCY BONDS (71.87%)

U.S. TREASURY BONDS (3.12%)
  United States Treasury Bond                                   6.125%       11/15/27      2,335,000      2,399,213
  United States Treasury Bond                                   6.250%       08/15/23      1,450,000      1,494,406
                                                                                                       ------------
                                                                                                          3,893,619
U.S. TREASURY NOTES (16.03%)
  United States Treasury Note                                   5.750%       11/30/02      6,900,000      6,906,472
  United States Treasury Note                                   5.750%       08/15/00      5,335,000      5,373,348
  United States Treasury Note                                   6.250%       02/28/02      5,920,000      6,031,000
  United States Treasury Note                                   6.375%       03/31/01        700,000        713,125
  United States Treasury Note                                   6.375%       05/15/00      1,000,000      1,015,000
                                                                                                       ------------
                                                                                                         20,038,945
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (29.69%)
  GNMA Pool 000571                                              8.200%       05/15/13         45,321         47,145
  GNMA Pool 000572                                              8.200%       06/15/12         34,460         35,890
  GNMA Pool 171468                                              8.000%       08/15/16        167,414        176,363
  GNMA Pool 175724                                              8.000%       08/15/16        162,685        171,381



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


                                                                        INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                               RATE           DATE         AMOUNT          VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (CONTINUED)
  GNMA Pool 178457                                                        8.000%       03/15/17      $ 100,681     $  106,032
  GNMA Pool 206767                                                        8.000%       04/15/17         86,996         91,619
  GNMA Pool 317527                                                        8.000%       08/15/22        422,583        440,678
  GNMA Pool 330319                                                        7.500%       09/15/23        263,941        270,292
  GNMA Pool 337121                                                        6.500%       12/15/23        256,997        254,186
  GNMA Pool 342552                                                        7.500%       03/15/23      5,844,542      5,985,180
  GNMA Pool 344185                                                        7.500%       12/15/22      1,343,653      1,375,986
  GNMA Pool 346521                                                        7.500%       04/15/23         67,321         68,941
  GNMA Pool 346900                                                        6.500%       11/15/23        482,065        476,793
  GNMA Pool 348689                                                        7.500%       05/15/23      3,232,585      3,310,370
  GNMA Pool 349477                                                        7.500%       04/15/23        520,818        533,350
  GNMA Pool 352000                                                        6.500%       12/15/23      1,335,125      1,320,523
  GNMA Pool 352001                                                        6.500%       12/15/23        443,915        440,554
  GNMA Pool 353847                                                        7.500%       09/15/27      1,037,938      1,062,914
  GNMA Pool 354094                                                        7.500%       05/15/23         53,689         54,981
  GNMA Pool 354711                                                        6.500%       12/15/23        490,510        485,145
  GNMA Pool 354721                                                        6.500%       12/15/23        269,197        266,253
  GNMA Pool 355067                                                        6.500%       01/15/24        859,664        850,261
  GNMA Pool 355616                                                        7.500%       05/15/23      3,057,709      3,142,714
  GNMA Pool 355829                                                        6.500%       11/15/23        261,802        258,938
  GNMA Pool 364048                                                        7.500%       09/15/23         47,545         48,689
  GNMA Pool 364402                                                        6.500%       12/15/23        280,594        277,525
  GNMA Pool 365974                                                        6.500%       11/15/23        243,417        240,755
  GNMA Pool 366252                                                        6.500%       03/15/24         78,180         77,325
  GNMA Pool 369258                                                        6.500%       10/15/23        261,467        258,607
  GNMA Pool 369280                                                        6.500%       01/15/24        799,887        791,138
  GNMA Pool 370962                                                        6.500%       12/15/23        272,197        269,220
  GNMA Pool 371250                                                        6.500%       01/15/24         47,674         47,153
  GNMA Pool 371611                                                        6.500%       01/15/24         78,335         77,478
  GNMA Pool 372083                                                        6.500%       04/15/24        798,910        790,173
  GNMA Pool 374886                                                        6.500%       12/15/23        253,655        250,881
  GNMA Pool 374888                                                        6.500%       01/15/24         54,015         53,424
  GNMA Pool 375305                                                        8.000%       09/15/25         78,634         81,610
  GNMA Pool 380252                                                        6.500%       03/15/24        187,300        185,252
  GNMA Pool 382387                                                        6.500%       01/15/24         63,624         62,928
  GNMA Pool 384262                                                        6.500%       02/15/24        547,801        541,810
  GNMA Pool 385289                                                        6.500%       02/15/24        227,584        225,095
  GNMA Pool 385638                                                        6.500%       04/15/24         51,903         51,335
  GNMA Pool 386952                                                        6.500%       04/15/24        479,811        474,563
  GNMA Pool 387022                                                        8.000%       05/15/25         21,366         22,174



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


                                                                        INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                               RATE           DATE          AMOUNT         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION  (GNMA) (CONTINUED)
  GNMA Pool 390326                                                        8.000%       02/15/25      $  59,698    $    61,957
  GNMA Pool 397911                                                        8.000%       09/15/25        203,856        211,572
  GNMA Pool 404645                                                        8.000%       07/15/25         22,543         23,396
  GNMA Pool 405188                                                        8.000%       11/15/25         18,858         19,572
  GNMA Pool 405528                                                        8.000%       11/15/25        659,645        684,613
  GNMA Pool 413357                                                        8.000%       05/15/25         38,922         40,395
  GNMA Pool 413462                                                        8.000%       08/15/25         27,550         28,593
  GNMA Pool 415323                                                        8.000%       07/15/25        806,423        836,946
  GNMA Pool 416844                                                        8.000%       08/15/25         59,729         61,990
  GNMA Pool 425670                                                        7.625%       01/01/37      1,000,000      1,005,631
  GNMA Pool 426659                                                        8.500%       08/15/26         36,394         38,225
  GNMA Pool 427768                                                        7.500%       11/15/27        133,249        136,455
  GNMA Pool 428537                                                        7.500%       08/15/26        179,914        184,410
  GNMA Pool 430230                                                        7.500%       09/15/27      1,025,444      1,050,121
  GNMA Pool 435855                                                        8.500%       05/15/27        173,118        181,829
  GNMA Pool 437541                                                        8.500%       08/15/26         32,227         33,865
  GNMA Pool 448687                                                        7.500%       09/15/27      1,029,071      1,053,834
  GNMA Pool 449183                                                        7.500%       10/15/27      1,049,595      1,074,851
  GNMA Pool 450585                                                        7.500%       08/15/27      1,046,623      1,071,808
  GNMA Pool 451843                                                        7.500%       06/15/27        561,475        575,411
  GNMA Pool 454969                                                        7.500%       08/15/27      1,043,320      1,068,426
  GNMA Pool 457485                                                        7.500%       11/15/27        559,187        572,642
  GNMA Pool 459094                                                        7.500%       10/15/27        494,627        506,529
  GNMA Pool 780487                                                        7.250%       12/15/26        529,263        542,113
                                                                                                                  -----------
                                                                                                                   37,118,808
FEDERAL HOUSING AUTHORITY (FHA) (0.13%)
  Federal Housing Authority - Blair Project                              10.875%       08/01/28        154,538        160,720

FEDERAL HOME LOAN MORTGAGE CORPORATION (16.32%)
  FGLMC A01598                                                            7.000%       05/01/16        290,880        294,734
  FGLMC C00262                                                            7.000%       10/01/23      2,823,272      2,861,358
  FGLMC C00418                                                            7.000%       08/01/25        117,103        118,401
  FGLMC D54041                                                            7.000%       06/01/24        639,896        648,163
  FGLMC D63271                                                            7.000%       09/01/25        212,562        214,920
  FGLMC D64731                                                            7.000%       10/01/25        911,040        922,810
  FGLMC D65112                                                            7.000%       11/01/25        433,701        438,511
  FGLMC D65424                                                            7.000%       11/01/25        526,083        531,917
  FGLMC D66671                                                            7.000%       12/01/25        206,754        209,047
  FGLMC D67991                                                            7.000%       02/01/26      1,766,892      1,792,672
  FGLMC D71143                                                            7.000%       05/01/26        474,591        480,723



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONTINUED)


                                                              INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                     RATE           DATE          AMOUNT        VALUE
Federal Home Loan Mortgage Corporation (continued)
  FGOLD E00478                                                  7.500%       03/01/12      $ 555,398    $   570,405
  FGOLD E00523                                                  6.500%       12/15/12      3,800,000      3,807,182
  FGOLD E66727                                                  7.500%       04/01/12        392,814        403,428
  FGOLD E67224                                                  7.000%       07/01/12        282,100        286,512
  FGOLD E67293                                                  7.000%       07/01/12        297,929        302,588
  FGOLD E67294                                                  7.000%       07/01/12        589,254        598,470
  FHLMC 1563                                                    8.750%       08/15/08        856,579        867,615
  FHLMC 230105                                                  8.750%       12/01/14         26,131         27,502
  FHLMC A00892                                                  9.000%       09/01/18        398,472        428,246
  FHLMC C80335                                                  7.000%       08/01/25        304,467        307,843
  FHLMC D66340                                                  7.000%       12/01/25        369,987        374,090
  FHLMC E20190                                                  6.500%       08/01/10        412,471        413,482
  FHLMC E20193                                                  6.500%       09/01/10        410,449        411,454
  FHLMC E61583                                                  6.500%       10/01/10        401,359        402,342
  FHLMC E61633                                                  6.500%       11/01/10        356,106        356,978
  FHLMC E61643                                                  6.500%       10/01/10        432,451        433,511
  FHLMC E62414                                                  6.500%       01/01/11        352,375        353,238
  FHLMC E62838                                                  6.500%       01/01/11        146,546        146,905
  FHLMC E63081                                                  6.500%       02/01/11        382,239        383,175
  FHLMC E63833                                                  6.500%       04/01/11        342,387        343,102
  FHLMC E63846                                                  6.500%       04/01/11        330,173        330,983
  FHLMC E63924                                                  6.500%       04/01/11        335,079        335,900
                                                                                                        -----------
                                                                                                         20,398,207
FEDERAL NATIONAL MORTGAGE ASSOCIATION (5.06%)
  FNMA 93-102J                                                  6.800%       06/25/23      2,000,000      2,022,488
  FNMA 50726                                                    7.000%       05/01/23        624,674        632,001
  FNMA 50930                                                    7.000%       11/01/23        895,129        905,628
  FNMA 267862                                                   7.000%       03/01/24        583,790        590,293
  FNMA 284726                                                   7.000%       05/01/24         19,810         20,031
  FNMA 303751                                                   8.000%       10/01/09        392,116        408,561
  FNMA 303752                                                   8.000%       05/01/22        243,514        255,069
  FNMA 395811                                                   7.000%       11/01/27      1,476,134      1,486,939
                                                                                                        -----------
                                                                                                          6,321,010

SMALL BUSINESS ADMINISTRATION AGENCY BONDS (1.52%)

  Small Business Administration Participation Certificates      7.700%       09/01/16      1,207,897      1,289,183
  Small Business Administration Participation Certificates      7.200%       10/01/16        580,126        604,835
                                                                                                        -----------
                                                                                                          1,894,018



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                           MORTGAGE SECURITIES PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997
                                    (CONCLUDED)


                                                                   INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                          RATE           DATE          AMOUNT        VALUE
          TOTAL U.S. GOVERNMENT AND AGENCY BONDS                                                            $ 89,825,327
           (IDENTIFIED COST $88,242,287)                                                                    ------------

OPTIONS
  U.S. Treasury 30 year put options, 11 contracts, expires 2/21/98                                                15,812
           (IDENTIFIED COST $25,805)

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (0.96%)

  Federal Home Loan Bank Discount Note                               6.000%       01/02/98      1,200,000      1,199,800


          TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
           (IDENTIFIED COST $1,199,800)                                                                        1,199,800
                                                                                                            ------------

          TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $122,571,645)                                         $125,009,962
                                                                                                            ------------
                                                                                                            ------------




TBA SALE COMMITMENTS AT DECEMBER 31, 1997
(Proceeds receivable $8,196,250)

  AGENCY             PRINCIPAL       DELIVERY    COUPON RATE       MARKET
                      AMOUNT           DATE                         VALUE

  GNMA              $8,000,000        1/22/98        7.50%       $8,192,504



--------------------------------------------------------------------------------
See notes to financial statements

                                ACCESSOR FUNDS, INC.
                          U.S. GOVERNMENT MONEY PORTFOLIO
                              SCHEDULE OF INVESTMENTS
                                 DECEMBER 31, 1997


                                                              INTEREST       MATURITY      PRINCIPAL
DESCRIPTION                                                     RATE           DATE          AMOUNT         VALUE
U.S. GOVERNMENT AND AGENCY BONDS (77.69%)

FEDERAL FARM CREDIT BANK (FFCB) (6.89%)
  FFCB Discount Note                                            5.556%       03/23/98    $ 2,000,000    $ 1,975,655
  FFCB Discount Note                                            5.410%       09/25/98      1,885,000      1,809,649
                                                                                                        -----------
                                                                                                          3,785,304
U.S. TREASURY BILLS (9.06%)
  United States Treasury Bill                                   4.984%       01/02/98      3,000,000      2,999,590
  United States Treasury Bill                                   5.180%       04/02/98      2,000,000      1,974,100
                                                                                                        -----------
                                                                                                          4,973,690
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (19.84%)
  FNMA Discount Note                                            5.514%       01/22/98      3,000,000      2,990,463
  FNMA Discount Note                                            5.562%       02/12/98      5,000,000      4,968,441
  FNMA Discount Note                                            5.611%       05/21/98      3,000,000      2,936,300
                                                                                                        -----------
                                                                                                         10,895,204
FEDERAL HOME LOAN BANK (FHLB) (41.90%)
  FHLB Discount Note                                            5.498%       01/07/98      5,000,000      4,995,542
  FHLB Discount Note                                            5.547%       02/20/98      5,000,000      4,962,500
  FHLB Discount Note                                            5.556%       03/06/98      5,000,000      4,951,910
  FHLB Discount Note                                            5.556%       03/25/98      2,026,000      2,000,730
  FHLB Discount Note                                            5.556%       04/15/98      2,239,000      2,204,072
  FHLB Discount Note                                            5.561%       05/06/98      2,000,000      1,962,431
  FHLB Discount Note                                            5.601%       07/30/98      2,000,000      1,937,000
                                                                                                        -----------
                                                                                                         23,014,185

          TOTAL U.S. GOVERNMENT AND AGENCY BONDS                                                         42,668,383
                                                                                                        -----------
           (IDENTIFIED COST $42,668,383)

SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS (22.31%)

REPURCHASE AGREEMENTS
  Fifth Third Bank Repurchase Agreement (collateralized by      5.700%       01/02/98     12,255,344     12,255,344
  12,192,000 FHLMC Pool #G10657, 7.5%, 02/01/12, market                                                 -----------
  value $12,500,616)

          TOTAL SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS
          (IDENTIFIED COST $12,255,344)                                                                  12,255,344
                                                                                                        -----------

          TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $54,923,727)                                      $54,923,727
                                                                                                        -----------
                                                                                                        -----------



--------------------------------------------------------------------------------
See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                     VALUE AND      SMALL TO    INTERNATIONAL
                                                                       GROWTH         INCOME         MID CAP       EQUITY
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
ASSETS:
  Investments, at value (1) (Note A)                                 $87,647,128    $77,566,557    $122,027,785    $159,260,714
  Repurchase agreements, at cost                                             -        1,377,533             -               -
                                                                     -----------    -----------    ------------    ------------
                                                                      87,647,128     78,944,090     122,027,785     159,260,714

  Cash                                                                       -              -               -             3,219
  Receivable for investments sold                                      1,434,926            -         3,117,385             -
  Receivable for capital shares sold                                      66,021      2,158,210       3,262,084         432,641
  Dividends and interest receivable                                      140,770        100,199         101,626         206,104
  Other assets                                                               -           62,886             -            22,849
                                                                     -----------    -----------    ------------    ------------

          TOTAL ASSETS                                                89,288,845     81,265,385     128,508,880     159,925,527

LIABILITIES:
  Cash overdraft                                                       1,041,935            -         3,066,255             -
  Distributions payable                                                      -              -               -               -
  Payable for investments purchased                                      193,382            -               -         8,059,929
  Payable for capital shares repurchased                                   5,631          4,222           6,743           6,422
  Open forward currency contracts                                            -              -               -            24,253
  Payable due to Bennington (Note B)                                      36,247         30,269          64,964          64,677
  Money managers fee payable (Note B)                                     56,332         63,547          92,503         200,619
  TBA sale commitments, at value                                             -              -               -               -
  Accrued expenses and other liabilities                                  48,312         40,725          56,977         128,496
                                                                     -----------    -----------    ------------    ------------

          TOTAL LIABILITIES                                            1,381,839        138,763       3,287,442       8,484,396
                                                                     -----------    -----------    ------------    ------------

          NET ASSETS                                                 $87,907,006    $81,126,622    $125,221,438    $151,441,131
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------

NET ASSETS CONSIST OF:
  Paid-in capital                                                    $69,825,175    $65,492,459     $95,702,152    $138,760,264
  Net unrealized appreciation of investments,
    receivables, payables, and futures contracts                      15,609,450     14,432,370      23,310,384      12,883,574
  Undistributed net investment income                                      1,717            259             -               -
  Accumulated net realized gain (loss) on investments, future
    contracts, options, and foreign currencies                         2,470,664      1,201,534       6,311,597             -
  Accumulated distributions in excess of net investment income               -              -        (102,695)              -
  Accumulated distributions in excesss of realized gain in
     investments, futures contracts, and foreign currencies                  -              -               -          (202,707)
                                                                     -----------    -----------    ------------    ------------


          NET ASSETS                                                 $87,907,006    $81,126,622    $125,221,438    $151,441,131
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------

Total shares outstanding at end of period                              4,074,644      3,884,680       5,739,844      10,213,260

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                                    $     21.57    $     20.88     $     21.82    $      14.83
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------
(1) Investments at cost                                              $72,037,678    $63,149,537     $98,717,401    $146,430,882
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------

                                                                                       SHORT-                         U.S.
                                                                    INTERMEDIATE    INTERMEDIATE      MORTGAGE      GOVERNMENT
                                                                    FIXED-INCOME   FIXED-INCOME     SECURITIES        MONEY
                                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO        PORTFOLIO
ASSETS:
  Investments, at value (1) (Note A)                                 $50,686,505    $40,319,782    $125,009,962     $42,668,383
  Repurchase agreements, at cost                                       2,036,173            -               -        12,255,344
                                                                     -----------    -----------    ------------    ------------
                                                                      52,722,678     40,319,782     125,009,962      54,923,727
  Cash                                                                       -            4,403           5,054             -
  Receivable for investments sold                                            -              -         9,711,839             -
  Receivable for capital shares sold                                   1,774,129          3,580         206,912             -
  Dividends and interest receivable                                      761,234        663,586         954,250           1,940
  Other assets                                                               -              -           104,059             -
                                                                     -----------    -----------    ------------    ------------
          TOTAL ASSETS                                                55,258,041     40,991,351     135,992,076      54,925,667

LIABILITIES:
  Cash overdraft                                                             -              -               -               -
  Distributions payable                                                      -              -               -           196,414
  Payable for investments purchased                                          -              -        17,905,283       3,783,749
  Payable for capital shares repurchased                                     307          1,000           6,087             100
  Open forward currency contracts                                            -              -               -               -
  Payable due to Bennington (Note B)                                      15,998         12,534          33,524          10,150
  Money managers fee payable (Note B)                                     19,219         17,687          62,180             -
  TBA sale commitments, at value                                             -              -         8,192,504             -
  Accrued expenses and other liabilities                                  25,607         18,088          45,451          25,361
                                                                     -----------    -----------    ------------    ------------

          TOTAL LIABILITIES                                               61,131         49,309      26,245,029       4,015,774
                                                                     -----------    -----------    ------------    ------------

          NET ASSETS                                                 $55,196,910    $40,942,042    $109,747,047     $50,909,893
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------

NET ASSETS CONSIST OF:
  Paid-in capital                                                    $54,900,191    $40,604,520    $107,043,478     $50,914,742
  Net unrealized appreciation of investments,
    receivables, payables, and futures contracts                       1,677,578        389,686       2,437,396             -
  Undistributed net investment income                                        -              -               -               -
  Accumulated net realized gain (loss) on investments, future
    contracts, options, and foreign currencies                        (1,380,859)       (47,745)        303,719          (4,849)
  Accumulated distributions in excess of net investment income               -           (4,419)        (37,546)            -
  Accumulated distributions in excesss of realized gain in
     investments, futures contracts, and foreign currencies                  -              -               -               -
                                                                     -----------    -----------    ------------    ------------
          NET ASSETS                                                 $55,196,910    $40,942,042    $109,747,047     $50,909,893
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------

Total shares outstanding at end of period                              4,528,468      3,337,535       8,712,125      50,915,165

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                                    $     12.19    $     12.27    $      12.60     $      1.00
                                                                     -----------    -----------    ------------    ------------
                                                                     -----------    -----------    ------------    ------------

(1) Investments at cost                                              $49,008,927    $39,930,096    $122,571,645     $42,668,383
-------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 1997

----------------------------------------------------------------------------------------------------------------------------------

                                                                                           VALUE AND      SMALL TO   INTERNATIONAL
                                                                              GROWTH        INCOME         MID CAP       EQUITY
                                                                            PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO

INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $190,760 for
    International Equity Portfolio)                                        $1,193,289     $1,268,314     $1,186,042     $1,339,416
  Interest                                                                     32,531        202,819        140,985        260,249
                                                                           ----------     ----------     ----------     ----------

          TOTAL INVESTMENT INCOME                                           1,225,820      1,471,133      1,327,027      1,599,665

EXPENSES:
  Management fees (Note B)                                                    367,929        278,828        691,560        646,324
  Money managers fees (Note B)                                                164,859        183,776        354,496        647,331
  Transfer agent and administration fees (Note B)                             104,335         81,029        145,118        146,406
  Fund accounting fees                                                         51,264         37,485         52,705         83,857
  Legal fees                                                                   17,637         18,791         19,022         17,788
  Audit fees                                                                    9,345          9,346          9,411         10,615
  Custodian fees                                                                8,903          4,597         12,237        210,634
  Amortization of deferred organizational expenses                              8,930          8,932          8,930         13,870
  Registration fees                                                            15,192         17,874         22,155         19,298
  Directors fees                                                                2,100          2,100          2,100          2,100
  Printing/Postage expense                                                      8,958          7,835          9,300          9,931
  Other                                                                         4,380          3,873          3,811         28,215
                                                                           ----------     ----------     ----------     ----------

          TOTAL EXPENSES                                                      763,832        654,466      1,330,845      1,836,369
                                                                           ----------     ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)                                                  461,988        816,667         (3,818)      (236,704)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
  Investments                                                              16,907,790      9,186,661     24,033,927      7,350,735
  Foreign exchange                                                                -              -              -       (1,829,038)
  Options                                                                         -              -              -         (616,504)
Change in unrealized appreciation of investments                            4,574,902      7,639,735     14,019,209      4,566,963
Change in unrealized appreciation of foreign currency                             -              -              -           53,742
                                                                           ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                                              21,482,692     16,826,396     38,053,136      9,525,898
                                                                           ----------     ----------     ----------     ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                              $21,944,680    $17,643,063    $38,049,318     $9,289,194
                                                                           ----------     ----------     ----------     ----------

                                                                                                           SHORT-           U.S.
                                                                         INTERMEDIATE   INTERMEDIATE      MORTGAGE      GOVERNMENT
                                                                         FIXED-INCOME   FIXED-INCOME     SECURITIES        MONEY
                                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $190,760 for
    International Equity Portfolio)                                        $      -       $      -       $      -       $      -
  Interest                                                                  3,315,027      2,445,593      6,138,870      3,074,779

          TOTAL INVESTMENT INCOME                                           3,315,027      2,445,593      6,138,870      3,074,779
                                                                           ----------     ----------     ----------     ----------

EXPENSES:
  Management fees (Note B)                                                    177,340        145,308        326,347        139,970
  Money managers fees (Note B)                                                 73,892         60,545        188,413            -
  Transfer agent and administration fees (Note B)                              71,172         57,863        115,098         71,414
  Fund accounting fees                                                         24,431         28,874         43,454         24,563
  Legal fees                                                                   17,967         17,967         17,788         18,155
  Audit fees                                                                    7,534          7,534         11,537         12,199
  Custodian fees                                                                4,029          3,491         13,020          4,395
  Amortization of deferred organizational expenses                              6,846          3,350          6,126          2,470
  Registration fees                                                            15,845          9,354         11,217         12,074
  Directors fees                                                                2,678          2,133          2,099          2,168
  Printing/Postage expense                                                      7,904          6,407          9,299          4,714
  Other                                                                         6,196          5,218         13,805          8,556
                                                                           ----------     ----------     ----------     ----------

          TOTAL EXPENSES                                                      415,834        348,044        758,203        300,678
                                                                           ----------     ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)                                                2,899,193      2,097,549      5,380,667      2,774,101

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
  Investments                                                                  36,784          6,148      1,004,867         (5,036)
  Foreign exchange                                                                -              -              -              -
  Options                                                                         -              -          111,076            -
Change in unrealized appreciation of investments                            1,080,463        412,603      1,939,701            -
Change in unrealized appreciation of foreign currency                             -              -              -              -
                                                                           ----------     ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS                                                               1,117,247        418,751      3,055,644         (5,036)
                                                                           ----------     ----------     ----------     ----------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                               $4,016,440     $2,516,300     $8,436,311     $2,769,065
                                                                           ----------     ----------     ----------     ----------
----------------------------------------------------------------------------------------------------------------------------------



See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------

                                                                    GROWTH PORTFOLIO               VALUE AND INCOME PORTFOLIO
                                                                  YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                                --------------------------         --------------------------
INCREASE (DECREASE) IN NET ASSETS:                                   1997           1996                1997           1996
From operations:
  Net investment income                                            $461,988       $573,187            $816,667       $444,444
  Net realized gain on investments                               16,907,790      5,420,155           9,186,661      3,016,614
  Change in unrealized appreciation of investments                4,574,902      5,099,753           7,639,735      3,381,302
                                                                -----------    -----------         -----------    -----------
Net increase in net assets resulting from operations             21,944,680     11,093,095          17,643,063      6,842,360

Distributions from:
  Net investment income                                            (460,271)      (574,634)           (816,408)      (444,511)
  Net realized gain on investments                              (15,608,927)    (5,346,233)         (8,426,264)    (3,236,898)
                                                                -----------    -----------         -----------    -----------
Total distributions                                             (16,069,198)    (5,920,867)         (9,242,672)    (3,681,409)

Capital share transactions:
  Proceeds from subscriptions                                    42,600,128     23,578,680          45,978,728     14,623,144
  Reinvestment of distributions                                  11,189,025      5,043,940           6,614,169      2,836,151
  Cost of redemptions                                           (32,343,403)   (21,740,654)        (16,233,640)    (9,168,157)
                                                                -----------    -----------         -----------    -----------
Net increase resulting from capital share transactions           21,445,750      6,881,966          36,359,257      8,291,138

Total increase in net assets                                     27,321,232     12,054,194          44,759,648     11,452,089

NET ASSETS:
  Beginning of period                                            60,585,774     48,531,580          36,366,974     24,914,885
                                                                -----------    -----------         -----------    -----------
  End of period                                                 $87,907,006    $60,585,774         $81,126,622    $36,366,974
                                                                -----------    -----------         -----------    -----------
                                                                -----------    -----------         -----------    -----------
-----------------------------------------------------------------------------------------------------------------------------


See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------------

                                                                SMALL TO MID CAP PORTFOLIO     INTERNATIONAL EQUITY PORTFOLIO
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                --------------------------     ------------------------------
INCREASE (DECREASE) IN NET ASSETS:                                    1997          1996               1997           1996
From operations:
  Net investment income (loss)                                      $(3,818)      $212,770           $(236,704)     $(142,265)
  Net realized gain on investments, options,
    and foreign currency                                         24,033,927     10,180,396           4,905,193      2,121,287
  Change in unrealized appreciation of investments               14,019,209      2,643,375           4,620,705      4,841,101
                                                                -----------    -----------         -----------    -----------
Net increase in net assets resulting from operations             38,049,318     13,036,541           9,289,194      6,820,123

Distributions from:
  Net investment income                                                 -         (218,589)                -              -
  Net realized gain on investments                              (19,306,498)    (9,374,655)         (4,905,193)    (2,243,683)
  Excess of net investment income                                  (102,695)           -                   -              -
  Excess of net realized gain on investments                            -              -              (202,707)      (107,899)
                                                                -----------    -----------         -----------    -----------
Total distributions                                             (19,409,193)    (9,593,244)         (5,107,900)    (2,351,582)

Capital share transactions:
  Proceeds from subscriptions                                   114,006,085     13,443,968          93,636,071     33,602,525
  Reinvestment of distributions                                  11,867,758      8,335,548           3,517,461      1,952,680
  Cost of redemptions                                           (84,771,366)    (9,546,683)        (22,913,075)    (6,106,841)
                                                                -----------    -----------         -----------    -----------
Net increase resulting from capital share transactions           41,102,477     12,232,833          74,240,457     29,448,364

Total increase in net assets                                     59,742,602     15,676,130          78,421,751     33,916,905

NET ASSETS:
  Beginning of period                                            65,478,836     49,802,706          73,019,380     39,102,475
                                                               ------------    -----------        ------------    -----------
  End of period                                                $125,221,438    $65,478,836        $151,441,131    $73,019,380
                                                               ------------    -----------        ------------    -----------
                                                               ------------    -----------        ------------    -----------
-----------------------------------------------------------------------------------------------------------------------------


See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------
                                                                        INTERMEDIATE                   SHORT-INTERMEDIATE
                                                                  FIXED-INCOME PORTFOLIO             FIXED-INCOME PORTFOLIO
                                                                  YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                                               ----------------------------       ----------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997            1996               1997           1996
From operations:
  Net investment income                                        $  2,899,193    $ 2,717,453        $  2,097,549    $ 1,725,396
  Net realized gain (loss) on investments                            36,784        (25,218)              6,148        (22,539)
  Change in unrealized appreciation (depreciation)
   of investments                                                 1,080,463     (1,128,675)            412,603       (432,765)
                                                               ------------    -----------        ------------    -----------
Net increase in net assets resulting from operations              4,016,440      1,563,560           2,516,300      1,270,092

Distributions from:
  Net investment income                                          (2,900,522)    (2,717,303)         (2,098,114)    (1,724,831)
  Excess of net investment income                                       -              -                (4,419)        -
                                                               ------------    -----------        ------------    -----------
Total distributions                                              (2,900,522)    (2,717,303)         (2,102,533)    (1,724,831)

Capital share transactions:
  Proceeds from subscriptions                                    22,943,316     25,071,653          20,305,381      4,487,350
  Reinvestment of distributions                                   1,033,657        753,737             249,894        202,949
  Cost of redemptions                                           (22,143,716)    (9,302,173)        (16,727,519)    (2,807,002)
                                                               ------------    -----------        ------------    -----------
Net increase resulting from capital share transactions            1,833,257     16,523,217           3,827,756      1,883,297

Total increase in net assets                                      2,949,175     15,369,474           4,241,523      1,428,558

NET ASSETS:
  Beginning of period                                            52,247,735     36,878,261          36,700,519     35,271,961
                                                               ------------    -----------        ------------    -----------
  End of period                                                $ 55,196,910    $52,247,735        $ 40,942,042    $36,700,519
                                                               ------------    -----------        ------------    -----------
                                                               ------------    -----------        ------------    -----------

See notes to financial statements

ACCESSOR FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------------------------------
                                                                                                      U.S. GOVERNMENT
                                                              MORTGAGE SECURITIES PORTFOLIO           MONEY PORTFOLIO
                                                                  YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                              ------------------------------     --------------------------
INCREASE (DECREASE) IN NET ASSETS:                                  1997           1996                1997           1996
From operations:
  Net investment income                                        $  5,380,667    $ 3,819,516       $   2,774,101   $  2,316,168
  Net realized gain (loss) on investments                         1,115,943       (257,919)             (5,036)         1,002
  Change in unrealized appreciation (depreciation)
    of investments                                                1,939,701       (470,734)                -              -
                                                               ------------    -----------       -------------   ------------

Net increase in net assets resulting from operations              8,436,311      3,090,863           2,769,065      2,317,170

Distributions from:
  Net investment income                                          (5,380,667)    (3,819,554)         (2,774,283)    (2,316,222)
  Excess of net invest income                                       (37,546)           -                   -              -
  Net realized gain on investments                                 (408,792)           -                   -           (1,002)
                                                               ------------    -----------       -------------   ------------
Total distributions                                              (5,827,005)    (3,819,554)         (2,774,283)    (2,317,224)

Capital share transactions:
  Proceeds from subscriptions                                    46,306,046     29,029,245          93,789,512     89,392,625
  Reinvestment of distributions                                   1,482,818      1,196,311              59,844         93,536
  Cost of redemptions                                           (14,513,511)    (5,464,973)       (104,606,175)   (69,696,535)
                                                               ------------    -----------       -------------   ------------
Net increase (decrease) resulting from capital share
   transactions                                                  33,275,353     24,760,583         (10,756,819)    19,789,626

Total increase (decrease) in net assets                          35,884,659     24,031,892         (10,762,037)    19,789,572

NET ASSETS:
  Beginning of period                                            73,862,388     49,830,496          61,671,930     41,882,358
                                                               ------------    -----------       -------------   ------------
  End of period                                                $109,747,047    $73,862,388       $  50,909,893   $ 61,671,930
                                                               ------------    -----------       -------------   ------------
                                                               ------------    -----------       -------------   ------------


See notes to financial statements

ACCESSOR FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

A.   ORGANIZATION AND ACCOUNTING POLICIES

          Accessor Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of eight active diversified investment portfolios:
          Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio (the "Equity Portfolios"), International Equity Portfolio (the "International Portfolio"), Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio (the "Bond Portfolios"), and U.S. Government Money Portfolio (the "Money Portfolio") (collectively, the "Portfolios"). The Fund was incorporated in Maryland on June 10, 1991.

     The following is a summary of significant accounting policies consistently followed by the Portfolios. The policies are in conformity with generally accepted accounting principles:

     1.   SECURITY VALUATION

          Securities for which the primary market is a national securities exchange are valued at the last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price. Investments for which the primary market is the over-the-counter market are valued at the closing bid price. Investments for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures adopted by the Board of Directors. Investments in the Money Portfolio and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

     2.   SECURITY TRANSACTIONS

          Securities transactions are accounted for on the date the securities are purchased or sold (trade date). All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal Income Tax Regulations. Realized gains and losses on the sale of investments are determined on the identified cost basis.

     3.   FOREIGN CURRENCY TRANSACTIONS

          The books and records of the Portfolios are maintained in U.S. dollars. The bond portfolios may purchase debt obligations that are payable in a foreign currency, and the International Portfolio and Equity Portfolios may purchase equity securities that are payable in a foreign currency. For these portfolios, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate in the dates of the transactions.

          The Portfolios report certain foreign currency related security transactions as components of realized gains in the statement of operation for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Portfolios isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.

          Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

--------------------------------------------------------------------------------

     4.   DERIVATIVE FINANCIAL INSTRUMENTS

          OFF-BALANCE SHEET RISK

          The Portfolios may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts and futures contracts.

          The notional or contractual amounts of these instruments represent the investment the Portfolios have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

          DERIVATIVE FINANCIAL INSTRUMENTS HELD OR ISSUED FOR PURPOSES OTHER THAN TRADING

          FUTURES CONTRACTS - The Portfolios (other than the Money Portfolio) are permitted to enter into financial futures contracts, stock index futures contracts and related options ("future contracts") in accordance with their investment objectives. A Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Portfolio each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by a Portfolio. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The International Portfolio will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


          The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Portfolio's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

--------------------------------------------------------------------------------

     5.   INVESTMENT INCOME

          Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

     6.   DISTRIBUTIONS

          Distributions from net investment income are declared daily and paid monthly for the Money Portfolio; declared and paid monthly for the Bond Portfolios; declared and paid quarterly for the Equity Portfolios; declared and paid annually for the International Portfolio. Distributions of net realized gains, if any, will be declared and paid at least annually for all Portfolios. Distributions to shareholders are recorded on the ex-dividend date.

          Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may arise due to differing treatments for mortgage-backed securities, deferral of losses due to wash sales, futures and options activity and post-October losses. Accordingly, the amount of the net investment income and net realized gains reported on these financial statements may differ from that reported on the Fund's tax return, and consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported on Form 1099-DIV.

     7.   FEDERAL INCOME TAXES

          It is each Portfolio's intention to comply with the requirements of the Internal Revenue Code ("Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Portfolios will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.

          Each portfolio files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains of losses reported in these financial statements may differ from that reported in each Portfolio's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

     8.   TBA SALE COMMITMENTS

          The Portfolios may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase

--------------------------------------------------------------------------------

          commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

          Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the portfolio realizes a gain of loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

     9.   REPURCHASE AGREEMENTS

          The Portfolios may enter into agreements with institutions that the Portfolios' manager and money managers have determined to be creditworthy to purchase securities and to resell them (repurchase agreements) at a future date. It is the Portfolios' policy to take custody of securities purchased and to ensure that the market value including accrued interest of the collateral is greater than the amount owed to the Portfolios under each such repurchase agreement.

     10.  ORGANIZATIONAL EXPENSES

          Organizational expenses are being amortized on a straight-line basis over a period not to exceed 60 months beginning on the date of commencement of operations.

     11.  ESTIMATES

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

B.   AGREEMENTS

     1.   MANAGEMENT

          The Fund has a management agreement with Bennington Capital Management L.P. ("Bennington"). Pursuant to this agreement, Bennington provides or oversees the provision of all general management, investment advisory and portfolio management services. Fees currently paid to Bennington under the management agreement for providing these services are as follows:


                                                  MANAGEMENT FEES AS A
                                                 PERCENTAGE OF AVERAGE
          PORTFOLIO                                 DAILY NET ASSETS
          ---------                                 ----------------
          Growth                                          .45%
          Value and Income                                .45
          Small to Mid Cap                                .60
          International Equity                            .55
          Intermediate Fixed-Income                       .36
          Short-Intermediate Fixed-Income                 .36
          Mortgage Securities                             .36
          U.S. Government Money                           .25


     2.   MONEY MANAGERS

          Each Portfolio's assets (other than the Money Portfolio) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Bennington. For the first five complete calendar quarters of investment operations for a Portfolio, each Portfolio will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Portfolio managed by such Money Manager. This fee has two components, the Basic Fee and the Portfolio Management Fee. Commencing with the sixth calendar quarter of investment operations for each Portfolio, the Money Manager fee consists of two components, the Basic Fee and the Performance Fee.

          The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of the Fund's Board of Directors:

          PORTFOLIO                                      INDEX

          Growth                                  S&P/BARRA Growth Index
          Value and Income                        S&P/BARRA Value Index
          Small to Mid Cap                        Wilshire 4500 Index
          International Equity                    Morgan Stanley Capital
                                                   International EAFE
                                                   -Registered Trademark-
                                                   + EMF Index
          Intermediate Fixed-Income               Lehman Brothers
                                                   Government/Corporate Index
          Short-Intermediate Fixed-Income         Lehman Brothers
                                                   Government/Corporate 1-5 Year
                                                   Index
          Mortgage Securities                     Lehman Brothers Mortgage-
                                                   Backed Securities Index

--------------------------------------------------------------------------------

     For the year ended December 31, 1997, the following Basic Fees, Portfolio Management Fees and Performance Fees were calculated based on the average daily net assets of the Portfolios:



                                                    BASIC        PORTFOLIO    PERFORMANCE        TOTAL
                                                    MONEY          MONEY         MONEY           MONEY
                                                 MANAGEMENT      MANAGEMENT    MANAGEMENT     MANAGEMENT
             PORTFOLIO                QUARTER        FEE            FEE           FEE             FEE
             ---------                -------        ---            ---           ---             ---
     Growth                        1st Quarter      .10%             -           .15%            .25%
     (See Shareholder Letter)      2nd Quarter      .10              -           .05             .15
                                   3rd Quarter      .10            .08%          .00             .18
                                   4th Quarter      .10            .10             -             .20

     Value and Income              1st Quarter      .10              -           .15             .25
                                   2nd Quarter      .10              -           .20             .30
                                   3rd Quarter      .10              -           .20             .30
                                   4th Quarter      .10              -           .20             .30

     Small to Mid Cap              1st Quarter      .10              -           .22             .32
                                   2nd Quarter      .10              -           .22             .32
                                   3rd Quarter      .10              -           .22             .32
                                   4th Quarter      .10              -           .22             .32

     International Equity          1st Quarter      .20              -           .30             .50
                                   2nd Quarter      .20              -           .30             .50
                                   3rd Quarter      .20              -           .40             .60
                                   4th Quarter      .20              -           .40             .60

     Intermediate Fixed-           1st Quarter      .07              -           .08             .15
     Income                        2nd Quarter      .07              -           .08             .15
                                   3rd Quarter      .07              -           .08             .15
                                   4th Quarter      .07              -           .08             .15

     Short-Intermediate            1st Quarter      .07              -           .08             .15
     Fixed-Income                  2nd Quarter      .07              -           .08             .15
                                   3rd Quarter      .07              -           .08             .15
                                   4th Quarter      .07              -           .08             .15

     Mortgage Securities           1st Quarter      .07              -           .16             .23
                                   2nd Quarter      .07              -           .16             .23
                                   3rd Quarter      .07              -           .16             .23
                                   4th Quarter      .07              -           .16             .23


       Bennington directly manages the assets of the Money Portfolio, therefore there is no Money Manager Fee associated with this Portfolio.

     3.   DISTRIBUTION PLAN

          The Fund has adopted a Distribution Plan under Rule 12b-1 under the Investment Company Act of 1940 pursuant to which Bennington may make payments to persons rendering assistance in the distribution or retention of the Fund's shares or servicing of shareholder accounts. The Fund does not reimburse

--------------------------------------------------------------------------------

          Bennington for these payments. Bennington made no such payments for the year ended December 31, 1997.

     4.   TRANSFER AGENT AND ADMINISTRATION

          The Fund has a Transfer Agency and Administrative Agreement with Bennington. Pursuant to this agreement, Bennington acts as transfer agent and administrator to the Fund, performing all transfer agent and certain compliance services. The fees are computed as the greater of an annual fee expressed as a percentage of the average daily net assets, per portfolio, or a minimum dollar amount per portfolio.

C.   DIRECTOR'S FEES

     Outside directors of the Fund are paid $2,000 per meeting, plus out-of-pocket costs associated with attending Board Meetings.

D.   SHARES OF STOCK

     The Fund, incorporated in Maryland on June 10, 1991, is authorized to issue 15,000,000,000 shares of Common Stock, $.001 par value. Transactions in shares of the Portfolios were as follows:

                                         GROWTH PORTFOLIO       VALUE AND INCOME PORTFOLIO
                                     YEAR ENDED DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                     -----------------------    --------------------------
                                       1997           1996           1997           1996
Shares outstanding - Beginning
 of period                          3,105,644      2,698,148      2,048,702      1,566,206

Shares subscribed                   1,828,825      1,273,203      2,267,839        855,546
 Shares issued on reinvestment
  of distributions                    511,145        255,799        317,161        159,904
Shares redeemed                   (1,370,970)    (1,121,506)      (749,022)      (532,954)
                                  -----------    -----------      ---------      ---------

Shares outstanding - End of
  period                            4,074,644      3,105,644      3,884,680      2,048,702
                                  -----------    -----------      ---------      ---------
                                  -----------    -----------      ---------      ---------

                                  SMALL TO MID CAP PORTFOLIO     INTERNATIONAL EQUITY PORTFOLIO
                                    YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                    -----------------------           -----------------------
                                       1997           1996                1997           1996
Shares outstanding - Beginning
  of period                         3,479,886      2,829,475           5,281,501      3,114,599
                                  -----------      ---------          ----------      ---------
                                  -----------      ---------          ----------      ---------
Shares subscribed                   5,314,273        707,092           6,193,641      2,472,796
                                  -----------      ---------          ----------      ---------
                                  -----------      ---------          ----------      ---------
Shares issued on reinvestment
  of distributions                    544,550        444,401             235,796        142,116
                                  -----------      ---------          ----------      ---------
                                  -----------      ---------          ----------      ---------
Shares redeemed                   (3,598,865)      (501,082)         (1,497,678)      (448,010)
                                  -----------      ---------          ----------      ---------
                                  -----------      ---------          ----------      ---------
Shares outstanding - End of
  period                            5,739,844      3,479,886          10,213,260      5,281,501
                                  -----------      ---------          ----------      ---------
                                  -----------      ---------          ----------      ---------

                                           INTERMEDIATE                   SHORT-INTERMEDIATE
                                     FIXED-INCOME PORTFOLIO             FIXED-INCOME PORTFOLIO
                                     YEAR ENDED DECEMBER 31,            YEAR ENDED DECEMBER 31,
                                     -----------------------            -----------------------
                                       1997           1996                1997           1996
Shares outstanding - Beginning
  of period                         4,388,744      2,999,800           3,017,500      2,862,134
                                  -----------      ---------         -----------     ----------
                                  -----------      ---------         -----------     ----------

Shares subscribed                   1,908,703      2,106,308           1,669,600        368,860
                                  -----------      ---------         -----------     ----------
                                  -----------      ---------         -----------     ----------
Shares issued on reinvestment
  of distributions                     86,534         63,707              20,522         16,714
                                  -----------      ---------         -----------     ----------
                                  -----------      ---------         -----------     ----------
Shares redeemed                   (1,855,513)      (781,071)         (1,370,087)      (230,208)
                                  -----------      ---------         -----------     ----------
                                  -----------      ---------         -----------     ----------
Shares outstanding - End of
  period                            4,528,468      4,388,744           3,337,535      3,017,500
                                  -----------      ---------         -----------     ----------
                                  -----------      ---------         -----------     ----------

                                            MORTGAGE                      U.S. GOVERNMENT
                                      SECURITIES PORTFOLIO                MONEY PORTFOLIO
                                    YEAR ENDED DECEMBER 31,           YEAR ENDED DECEMBER 31,
                                    -----------------------           -----------------------
                                       1997           1996                1997          1996
Shares outstanding - Beginning
  of period                         6,037,920      4,024,225          61,671,797     41,882,171
                                  -----------      ---------       -------------   ------------
                                  -----------      ---------       -------------   ------------
Shares subscribed                   3,723,266      2,364,663          93,789,699     89,392,625
                                  -----------      ---------       -------------   ------------
                                  -----------      ---------       -------------   ------------
Shares issued on reinvestment
  of distributions                    119,485         98,724              59,844         93,536
                                  -----------      ---------       -------------   ------------
                                  -----------      ---------       -------------   ------------
Shares redeemed                   (1,168,546)      (449,692)       (104,606,175)   (69,696,535)
                                  -----------      ---------       -------------   ------------
                                  -----------      ---------       -------------   ------------
Shares outstanding - End of
  period                            8,712,125      6,037,920          50,915,165     61,671,797
                                  -----------      ---------       -------------   ------------
                                  -----------      ---------       -------------   ------------

E.   SECURITIES TRANSACTIONS

     During the year ended December 31, 1997, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:


     PORTFOLIO                               PURCHASES              SALES
     ---------                               ---------              -----
     Growth                                $109,510,648        $103,625,748
     Value and Income                        64,993,894          39,161,535
     Small to Mid Cap                       163,727,443         142,690,091
     International Equity                   286,962,095         220,242,186
     Intermediate Fixed-Income               18,971,657          14,951,652
     Short-Intermediate Fixed-Income          4,054,633           1,760,000
     Mortgage Securities                     12,735,177           5,094,843

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

     During the year ended December 31, 1997, purchases and sales of long-term U.S. Government Securities, were as follows:

     PORTFOLIO                               PURCHASES             SALES
     ---------                               ---------             -----
     Intermediate Fixed-Income             $ 19,773,774        $ 24,656,128
     Short-Intermediate Fixed-Income         20,771,869          18,680,781
     Mortgage Securities                    238,062,866         182,900,285

     The identified cost for federal income tax purposes of investments owned by each Portfolio and their respective gross unrealized appreciation/(depreciation) at December 31, 1997 were as follows:


                                                                                                      NET
                                       IDENTIFIED                 GROSS UNREALIZED               APPRECIATION/
       PORTFOLIO                          COST          APPRECIATION        (DEPRECIATION)      (DEPRECIATION)
       ---------                          ----          ------------        --------------      --------------
     Growth                         $ 72,194,041           $15,803,718        $  (350,631)         $15,453,087
     Value and Income                 64,548,863            15,770,387         (1,375,159)          14,395,228
     Small to Mid Cap                 98,717,401            27,590,230         (4,279,846)          23,310,384
     International Equity            146,596,711            16,379,407         (3,715,404)          12,664,003
     Intermediate Fixed-Income        51,047,089             1,685,925            (10,336)           1,675,589
     Short-Intermediate Fixed-
       Income                         39,930,096               410,144            (20,458)             389,686
     Mortgage Securities             122,571,645             2,487,212            (49,816)           2,437,396
     U.S. Government Money            54,923,727                     -                   -                   -

F.   CAPITAL LOSS CARRYOVERS

     At December 31, 1997, for Federal income tax purposes, the following Portfolios had capital loss carryovers which may be applied against future net taxable realizable gains of each succeeding year until the earlier of its utilization or expiration.

                                           EXPIRES IN:     EXPIRES IN:    EXPIRES IN:
            PORTFOLIO                          2002            2004           2005
            ---------                          ----            ----           ----
      Intermediate Fixed-Income             $1,301,187         $     -         $    -
      Short-Intermediate Fixed-Income           26,177          22,539              -
      U.S. Government Money                          -               -          4,849

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


------------------------------------------------------------------------------------------------------------------------
                                                                                     GROWTH PORTFOLIO
                                                      ------------------------------------------------------------------
                                                        1997           1996           1995           1994          1993
Net Asset Value, beginning of period                  $19.51         $17.99         $14.37         $14.16         $13.06
                                                      ------         ------        -------        -------        -------
  Net investment income                                 0.13           0.19           0.15           0.13           0.14
  Net realized and unrealized gain on investments       6.31           3.35           4.76           0.42           1.69
                                                      ------         ------        -------        -------        -------

Total from investment operations                        6.41           3.54           4.91           0.55           1.83
                                                      ------         ------        -------        -------        -------

  Distributions from net investment income             (0.13)         (0.19)         (0.15)         (0.13)         (0.14)
  Distributions from capital gains                     (4.25)         (1.83)         (1.14)         (0.21)         (0.59)
                                                      ------         ------        -------        -------        -------

Total distributions                                    (4.38)         (2.02)         (1.29)         (0.34)         (0.73)
                                                      ------         ------        -------        -------        -------

Net Asset Value, end of period                        $21.57         $19.51         $17.99         $14.37         $14.16
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Total return (1)                                       33.24%         19.83%         34.32%          3.99%         14.21%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Net assets, end of period (in thousands)             $87,907        $60,586        $48,532        $23,534         $8,986
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Ratios of expenses to average net assets:
  After Bennington fee waivers                          0.93%          1.13%          1.26%          1.76%          1.21%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

  Before Bennington fee waivers                         0.93%          1.13%          1.26%         1.76 %          2.64%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Ratio of net investment income to average net assets
  After Bennington fee waivers                          0.56%          0.97%          0.97%          1.02%          1.16%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

  Before Bennington fee waivers                         0.56%          0.97%          0.97%          0.95%        (0.27)%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Portfolio turnover rate                               131.75%         81.79%         99.73%         57.71%         60.92%
                                                      ------         ------        -------        -------        -------
                                                      ------         ------        -------        -------        -------

Average commission rate paid (2)                     $0.0401        $0.0200
                                                      ------         ------
                                                      ------         ------


(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respecive payment dates of each Portfolio.
(2) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal year 1996.

See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


-----------------------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AND INCOME PORTFOLIO
                                                           ------------------------------------------------------------------
                                                             1997          1996            1995          1994           1993
Net Asset Value, beginning of period                       $17.75         $15.91         $13.01         $13.58         $12.58
                                                          -------        -------        -------        -------        -------

  Net investment income                                      0.26           0.24           0.33           0.25           0.25
  Net realized and unrealized gain (loss) on investments     5.54           3.51           3.96          (0.51)          1.59
                                                          -------        -------        -------        -------        -------

Total from investment operations                             5.80           3.75           4.29          (0.26)          1.84
                                                          -------        -------        -------        -------        -------

  Distributions from net investment income                  (0.26)         (0.24)         (0.33)         (0.25)         (0.25)
  Distributions from capital gains                          (2.41)         (1.67)         (1.06)         (0.05)         (0.59)
  Distributions in excess of capital gains                    -              -              -            (0.01)          -
                                                          -------        -------        -------        -------        -------

Total distributions                                         (2.67)         (1.91)         (1.39)         (0.31)         (0.84)
                                                          -------        -------        -------        -------        -------

Net Asset Value, end of period                             $20.88         $17.75         $15.91         $13.01         $13.58
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Total return (1)                                            32.94%         23.94%         33.25%         (1.93)%        14.69%
                                                          -------        -------        -------        -------        -------


Net assets, end of period (in thousands)                  $81,127        $36,367        $24,915        $19,999        $11,225
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Ratios of expenses to average net assets:
  After Bennington fee waivers                               1.05%          1.21%          1.40%          1.77%          1.21%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

  Before Bennington fee waivers                              1.05%          1.21%          1.40%          1.85%          2.61%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------
Ratio of net investment income to average net assets

  After Bennington fee waivers                               1.32%          1.43%          2.18%          2.00%          2.02%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

  Before Bennington fee waivers                              1.32%          1.43%          2.18%          1.92%          0.62%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Portfolio turnover rate                                     68.14%         93.54%        100.88%         54.26%         64.56%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Average commission rate paid (2)                          $0.0476        $0.0500
                                                          -------        -------
                                                          -------        -------



(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respecive payment dates of each Portfolio.
(2) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal year 1996.

See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


-----------------------------------------------------------------------------------------------------------------------------
                                                                                       SMALL TO MID CAP PORTFOLIO
                                                          -------------------------------------------------------------------
                                                            1997           1996           1995           1994           1993
Net Asset Value, beginning of period                       $18.82         $17.60         $14.08         $14.79         $13.56
                                                          -------        -------        -------        -------        -------

  Net investment income (loss)                                -           0.07             0.06          (0.01)          0.04
  Net realized and unrealized gain (loss) on investments     6.75         4.22             4.42          (0.59)          1.91
                                                          -------        -------        -------        -------        -------

Total from investment operations                             6.75           4.29           4.48          (0.60)          1.95
                                                          -------        -------        -------        -------        -------

  Distributions from net investment income                    -            (0.07)         (0.06)           -            (0.04)
  Distributions from capital gains                          (3.73)         (3.00)         (0.90)         (0.10)         (0.68)
  Distribution in excess of net investment income           (0.02)           -              -              -              -
  Return of capital distributions                             -              -              -            (0.01)           -
                                                          -------        -------        -------        -------        -------

Total distributions                                         (3.75)         (3.07)         (0.96)         (0.11)         (0.72)
                                                          -------        -------        -------        -------        -------

Net Asset Value, end of period                             $21.82         $18.82         $17.60         $14.08         $14.79
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Total return (1)                                            36.14%         24.85%         31.98%        (4.07)%         14.39%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Net assets, end of period (in thousands)                 $125,221        $65,479        $49,803        $24,148         $9,791
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Ratios of expenses to average net assets:
  After Bennington fee waivers                               1.15%          1.17%          1.31%          1.98%          1.55%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

  Before Bennington fee waivers                              1.15%          1.17%          1.31%          2.38%          3.33%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Ratio of net investment income to average net assets
  After Bennington fee waivers                                -  %          0.37%          0.41%         (0.18)%         0.30%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

  Before Bennington fee waivers                               -  %          0.37%          0.41%         (0.58)%        (1.48)%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Portfolio turnover rate                                    129.98%        113.44%         84.26%         30.14%         59.20%
                                                          -------        -------        -------        -------        -------
                                                          -------        -------        -------        -------        -------

Average commission rate paid (2)                          $0.0279        $0.0300
                                                          -------        -------
                                                          -------        -------



(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respecive payment dates of each Portfolio.
(2) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal year 1996.

See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


--------------------------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL EQUITY PORTFOLIO
                                                              ------------------------------------------------------
                                                                 1997           1996           1995          1994(1)
Net Asset Value, beginning of period                            $13.83         $12.55         $11.67         $12.00
                                                              --------       --------       --------      ---------

  Net investment income (loss)                                   (0.02)         (0.06)          0.05           0.01
  Net realized and unrealized gain (loss) on investments          1.54           1.80           0.83          (0.34)
                                                              --------       --------       --------      ---------

Total from investment operations                                  1.52           1.74           0.88          (0.33)
                                                              --------       --------       --------      ---------

  Distributions from capital gains                               (0.50)         (0.44)           -              -
  Distributions in excess of capital gains                       (0.02)         (0.02)           -              -
                                                              --------       --------       --------      ---------

Total distributio ns                                             (0.52)         (0.46)           -              -
                                                              --------       --------       --------      ---------
Net Asset Value, end of period                                  $14.83         $13.83         $12.55         $11.67
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Total return (2)                                                 10.96%         13.78%          7.63%        (2.75)%
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Net assets, end of period (in thousands)                      $151,441        $73,019        $39,102        $7,566
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Ratios of expenses to average net assets:
  After Bennington fee waivers                                    1.55%          1.52%          1.83%          1.86%*
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

  Before Bennington fee waivers                                   1.55%          1.52%          1.93%          4.06%*
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Ratio of net investment income (loss) to average net assets
  After Bennington fee waivers                                   (0.20)%        (0.26)%         0.10%          0.38%*
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

  Before Bennington fee waivers                                  (0.20)%        (0.26)%          -  %         (1.82)%*
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Portfolio turnover rate                                         196.66%        157.66%         84.85%          0.82%
                                                              --------       --------       --------      ---------
                                                              --------       --------       --------      ---------

Average commission rate paid (3)                               $0.0098        $0.0100
                                                              --------       --------
                                                              --------       --------



(1)  Portfolio commenced operations on October 3, 1994
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respecive payment dates of each Portfolio.
(3) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged. Disclosure not required for periods prior to fiscal year 1996.
*    Annualized.

See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


----------------------------------------------------------------------------------------------------------------------
                                                                        INTERMEDIATE FIXED-INCOME PORTFOLIO
                                                             ---------------------------------------------------------
                                                               1997        1996        1995        1994        1993
Net Asset Value, beginning of period                         $  11.90    $  12.29    $  11.04    $  12.34    $  12.00
                                                             ---------   ---------   ---------   ---------   ---------

     Net investment income                                       0.71        0.67        0.71        0.65        0.56
     Net realized and unrealized gain (loss) on investments      0.29       (0.39)       1.25       (1.28)       0.57
                                                             ---------   ---------   ---------   ---------   ---------

Total from investment operations                                 1.00        0.28        1.96       (0.63)       1.13
                                                             ---------   ---------   ---------   ---------   ---------

     Distributions from net investment income                   (0.71)      (0.67)      (0.71)      (0.65)      (0.56)
     Distributions from capital gains                               -           -           -       (0.02)      (0.23)
                                                             ---------   ---------   ---------   ---------   ---------

Total distributions                                             (0.71)      (0.67)      (0.71)      (0.67)      (0.79)
                                                             ---------   ---------   ---------   ---------   ---------

Net Asset Value, end of period                               $  12.19    $  11.90    $  12.29    $  11.04    $  12.34
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Total return (1)                                                 8.62 %      2.56 %     18.26 %     (5.24)%      9.53 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Net assets, end of period (in thousands)                       55,197     $52,248    $ 36,878    $ 31,405    $ 26,642
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratios of expenses to average net assets:
     After Bennington fee waivers                                0.84 %      0.88 %      0.96 %      1.24 %      1.06 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               0.84 %      0.88 %      0.96 %      1.28 %      1.35 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratio of net investment income to average net assets
     After Bennington fee waivers                                5.88 %      5.79 %      6.07 %      5.65 %      4.62 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               5.88 %      5.79 %      6.07 %      5.61 %      4.33 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Portfolio turnover rate                                         84.35 %     94.69 %    187.62 %    255.11 %    265.06 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.


See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


----------------------------------------------------------------------------------------------------------------------
                                                                     SHORT-INTERMEDIATE FIXED-INCOME PORTFOLIO
                                                             ---------------------------------------------------------

                                                               1997        1996        1995        1994        1993
Net Asset Value, beginning of period                         $  12.16    $  12.32    $  11.62    $  12.29    $  12.16
                                                             ---------   ---------   ---------   ---------   ---------

     Net investment income                                       0.64        0.59        0.60        0.50        0.46
     Net realized and unrealized gain (loss) on investments      0.11       (0.16)       0.70       (0.67)       0.22
                                                             ---------   ---------   ---------   ---------   ---------

Total from investment operations                                 0.75        0.43        1.30       (0.17)       0.68
                                                             ---------   ---------   ---------   ---------   ---------

     Distributions from net investment income                   (0.64)      (0.59)      (0.60)      (0.50)      (0.46)
     Distributions from capital gains                               -           -           -           -       (0.07)
     Distributions in excess of capital gains                       -           -           -           -       (0.02)
                                                             ---------   ---------   ---------   ---------   ---------

Total distributions                                             (0.64)      (0.59)      (0.60)      (0.50)      (0.55)
                                                             ---------   ---------   ---------   ---------   ---------

Net Asset Value, end of period                               $  12.27    $  12.16    $  12.32    $  11.62    $  12.29
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Total return (1)                                                 6.33 %      3.63 %     11.42 %     (1.42)%      5.62 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Net assets, end of period (in thousands)                       40,942      36,701      35,272     $32,233     $32,568
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratios of expenses to average net assets:
     After Bennington fee waivers                                0.86 %      0.93 %      0.94 %      1.18 %      1.05 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               0.86 %      0.93 %      0.94 %      1.22 %      1.12 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratio of net investment income to average net assets
     After Bennington fee waivers                                5.20 %      4.89 %      4.99 %      4.17 %      3.78 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               5.20 %      4.89 %      4.99 %      4.13 %      3.71 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Portfolio turnover rate                                         53.30 %     31.12 %     41.93 %     36.54 %     88.28 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.


See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

----------------------------------------------------------------------------------------------------------------------
                                                                           MORTGAGE SECURITIES PORTFOLIO
                                                             ---------------------------------------------------------

                                                               1997        1996        1995        1994        1993
Net Asset Value, beginning of period                         $  12.23    $  12.38    $  11.36    $  12.17    $  12.02
                                                             ---------   ---------   ---------   ---------   ---------

     Net investment income                                       0.72        0.73        0.76        0.60        0.55
     Net realized and unrealized gain (loss) on investments      0.42       (0.15)       1.02       (0.80)       0.31
                                                             ---------   ---------   ---------   ---------   ---------

Total from investment operations                                 1.14        0.58        1.78       (0.20)       0.86
                                                             ---------   ---------   ---------   ---------   ---------

     Distributions from net investment income                   (0.72)      (0.73)      (0.76)      (0.60)      (0.55)
     Distributions from capital gains                           (0.05)          -           -       (0.01)      (0.16)
     Distributions in excess of capital gains                       -           -           -           -           -
                                                             ---------   ---------   ---------   ---------   ---------

Total distributions                                             (0.77)      (0.73)      (0.76)      (0.61)      (0.71)
                                                             ---------   ---------   ---------   ---------   ---------

Net Asset Value, end of period                               $  12.60    $  12.23    $  12.38    $  11.36    $  12.17
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Total return (1)                                                 9.53 %      4.95 %     16.03 %     (1.65)%      7.26 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Net assets, end of period (in thousands)                     $109,747    $ 73,862    $ 49,830    $ 32,975    $ 29,731
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratios of expenses to average net assets:
     After Bennington fee waivers                                0.84 %      0.95 %      1.03 %      1.31 %      1.03 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               0.84 %      0.95 %      1.03 %      1.35 %      1.18 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratio of net investment income to average net assets
     After Bennington fee waivers                                5.93 %      6.08 %      6.41 %      5.18 %      4.55 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               5.93 %      6.08 %      6.41 %      5.14 %      4.40 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Portfolio turnover rate                                        211.66 %    356.23 %    422.56 %    603.51 %    399.19 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Portfolio.


See notes to financial statements

ACCESSOR FUNDS, INC.
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

----------------------------------------------------------------------------------------------------------------------
                                                                         U.S. GOVERNMENT MONEY PORTFOLIO
                                                             ---------------------------------------------------------

                                                               1997        1996        1995        1994        1993
Net Asset Value, beginning of period                         $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                             ---------   ---------   ---------   ---------   ---------

     Net investment income                                       0.05        0.05        0.05        0.04        0.03
                                                             ---------   ---------   ---------   ---------   ---------

     Distributions from net investment income                   (0.05)      (0.05)      (0.05)      (0.04)      (0.03)
                                                             ---------   ---------   ---------   ---------   ---------

Net Asset Value, end of period                               $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Total return (1)                                                 5.07 %      4.78 %      5.33 %      3.70 %      2.81 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Net assets, end of period (in thousands)                     $ 50,910    $ 61,672    $ 41,882    $ 12,008    $ 26,693
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratios of expenses to average net assets:
     After Bennington fee waivers                                0.54 %      0.59 %      0.53 %      0.45 %      0.45 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               0.54 %      0.59 %      0.78 %      1.27 %      0.77 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

Ratio of net investment income to average net assets
     After Bennington fee waivers                                4.96 %      4.73 %      5.14 %      3.51 %      2.71 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

     Before Bennington fee waivers                               4.96 %      4.73 %      4.89 %      2.69 %      2.39 %
                                                             ---------   ---------   ---------   ---------   ---------
                                                             ---------   ---------   ---------   ---------   ---------

(1) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respecive payment dates of each Portfolio.

See notes to financial statements

INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors
Accessor Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Accessor Funds, Inc., including the Growth Portfolio, Value and Income Portfolio, Small to Mid Cap Portfolio, International Equity Portfolio, Intermediate Fixed-Income Portfolio, Short-Intermediate Fixed-Income Portfolio, Mortgage Securities Portfolio, and U.S. Government Money Portfolio (the "Funds"), as of December 31, 1997, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Funds' custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 1997, the results of their operations, the changes in their net assets and financial highlights for the periods presented, in conformity with the generally accepted accounting principles.





DELOITTE & TOUCHE LLP

Dayton, Ohio
February 16, 1998

                                ACCESSOR FUNDS, INC.


DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting Officer
Robert J. Harper, Vice President
John P. Schmick, Vice President and Chief Compliance Officer
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND ADMINISTRATOR

Bennington Capital Management L.P.
U. S. Bank Centre; 1420 5th Avenue; Suite 3130
Seattle, Washington 98101

--------------------------------------------------------------------------------
CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH  45263

--------------------------------------------------------------------------------
TRANSFER AGENT

Bennington Capital Management L.P.
P. O. Box 1748
Seattle, Washington 98111

--------------------------------------------------------------------------------
LEGAL COUNSEL

Mayer, Brown & Platt
1675 Broadway
New York, New York 10019

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

Deloitte & Touche LLP
2 World Financial Center
New York, New York 10281

--------------------------------------------------------------------------------

This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of Accessor Funds, Inc. or any securities mentioned in this report.